PHOENIX INVESTMENT PARTNERS

                                                    JUNE 30, 1999

ENGEMANN

SEMIANNUAL REPORT


                                                    Phoenix-Engemann
                                                    Balanced Return Fund

                                                    Phoenix-Engemann
                                                    Global Growth Fund

                                                    Phoenix-Engemann
                                                    Growth Fund

                                                    Phoenix-Engemann
                                                    Nifty Fifty Fund

                                                    Phoenix-Engemann
                                                    Small & Mid-Cap
                                                    Growth Fund

                                                    Phoenix-Engemann
                                                    Value 25 Fund

[LOGO]
PHOENIX INVESTMENT PARTNERS

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Engemann Funds for the six months ended June 30, 1999.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 (option 0), between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

        [SIGNATURE]
/s/ Philip R. McLoughlin
Chairman, Phoenix Investment Partners

JUNE 30, 1999

             Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Engemann Balanced Return Fund.....................................     3
Phoenix-Engemann Global Growth Fund.......................................    10
Phoenix-Engemann Growth Fund..............................................    18
Phoenix-Engemann Nifty Fifty Fund.........................................    25
Phoenix-Engemann Small & Mid-Cap Growth Fund..............................    32
Phoenix-Engemann Value 25 Fund............................................    39
Notes to Financial Statements.............................................    45

Phoenix-Engemann Balanced Return Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                 STANDARD       PAR
                                 & POOR'S      VALUE
                                  RATING       (000)         VALUE
                                -----------  ---------   -------------

U.S. GOVERNMENT SECURITIES--27.0%

U.S. TREASURY BONDS--13.9%
U.S. Treasury Bonds 6%,
2/15/26.......................      AAA      $  17,800   $  17,348,691

U.S. TREASURY NOTES--13.1%
U.S. Treasury Notes 6.50%,
8/15/05.......................      AAA         16,000      16,451,189
----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $35,429,354)                               33,799,880
----------------------------------------------------------------------


                                              SHARES
                                             ---------
COMMON STOCKS--69.3%
BANKS (MAJOR REGIONAL)--2.5%
State Street Corp.............                  19,000       1,622,125
Wells Fargo Co................                  35,000       1,496,250
                                                         -------------
                                                             3,118,375
                                                         -------------

COMMUNICATIONS EQUIPMENT--6.1%
Lucent Technologies, Inc......                  50,000       3,371,875
Tellabs, Inc.(b)..............                  63,000       4,256,437
                                                         -------------
                                                             7,628,312
                                                         -------------

COMPUTERS (HARDWARE)--1.0%
Sun Microsystems, Inc.(b).....                  18,000       1,239,750

COMPUTERS (NETWORKING)--3.6%
Cisco Systems, Inc.(b)........                  70,000       4,515,000

COMPUTERS (PERIPHERALS)--2.0%
EMC Corp.(b)..................                  46,000       2,530,000

COMPUTERS (SOFTWARE & SERVICES)--8.0%
America Online, Inc.(b).......                  19,000       2,099,500
BMC Software, Inc.(b).........                  60,000       3,240,000
Microsoft Corp.(b)............                  52,000       4,689,750
                                                         -------------
                                                            10,029,250
                                                         -------------

CONSUMER FINANCE--0.8%
Countrywide Credit Industries,
Inc...........................                  25,000       1,068,750
                                              SHARES         VALUE
                                             ---------   -------------

ELECTRICAL EQUIPMENT--1.8%
General Electric Co...........                  20,000   $   2,260,000

ELECTRONICS (SEMICONDUCTORS)--6.9%
Intel Corp....................                  44,000       2,618,000
Texas Instruments, Inc........                  42,000       6,090,000
                                                         -------------
                                                             8,708,000
                                                         -------------

ENTERTAINMENT--1.6%
Walt Disney Co. (The).........                  65,000       2,002,812

FINANCIAL (DIVERSIFIED)--4.7%
American Express Co...........                  11,500       1,496,437
Citigroup, Inc................                  70,500       3,348,750
Freddie Mac...................                  19,000       1,102,000
                                                         -------------
                                                             5,947,187
                                                         -------------

HEALTH CARE (DIVERSIFIED)--2.5%
Warner-Lambert Co.............                  45,000       3,121,875

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.5%
Merck & Co., Inc..............                  43,000       3,182,000
Pfizer, Inc...................                  34,000       3,731,500
                                                         -------------
                                                             6,913,500
                                                         -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.5%
Medtronic, Inc................                  40,000       3,115,000

INSURANCE (MULTI-LINE)--0.8%
American International Group,
Inc...........................                   9,000       1,053,563

INVESTMENT BANKING/BROKERAGE--0.4%
Merrill Lynch & Co., Inc......                   7,000         559,563

LODGING-HOTELS--1.3%
Carnival Corp.................                  33,000       1,600,500

PERSONAL CARE--1.8%
Avon Products, Inc............                  40,000       2,220,000

RAILROADS--1.3%
Kansas City Southern
Industries, Inc...............                  25,000       1,595,313

RETAIL (BUILDING SUPPLIES)--2.9%
Home Depot, Inc. (The)........                  57,000       3,672,938

                       See Notes to Financial Statements                       3

Phoenix-Engemann Balanced Return Fund

                                              SHARES         VALUE
                                             ---------   -------------
RETAIL (DRUG STORES)--0.8%
Walgreen Co...................                  36,000   $   1,057,500
RETAIL (GENERAL MERCHANDISE)--2.3%
Dayton Hudson Corp............                  25,000       1,625,000
Wal-Mart Stores, Inc..........                  25,000       1,206,250
                                                         -------------
                                                             2,831,250
                                                         -------------

RETAIL (SPECIALTY)--1.7%
Staples, Inc.(b)..............                  68,000       2,103,750
SERVICES (ADVERTISING/MARKETING)--1.0%
Interpublic Group of
Companies, Inc. (The).........                  14,000       1,212,750

SERVICES (COMMERCIAL & CONSUMER)--0.6%
Cendant Corp.(b)..............                  38,000         779,000

                                              SHARES         VALUE
                                             ---------   -------------

TELECOMMUNICATIONS (LONG DISTANCE)--4.9%
MCI WorldCom, Inc.(b).........                  71,000   $   6,123,750
----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $52,717,230)                               87,007,688
----------------------------------------------------------------------

TOTAL INVESTMENTS--96.3%
(IDENTIFIED COST $88,146,584)                              120,807,568(a)
Cash and receivables, less liabilities--3.8%                 4,697,602
                                                         -------------
NET ASSETS--100.0%                                       $ 125,505,170
                                                         -------------
                                                         -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,901,705 and gross depreciation of $2,240,721 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $88,146,584.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $88,146,584)                               $  120,807,568
Cash                                                               3,101,195
Receivables
  Investment securities sold                                       3,701,521
  Dividends and interest                                             825,544
  Fund shares sold                                                   292,407
                                                              --------------
    Total assets                                                 128,728,235
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,692,581
  Fund shares repurchased                                            257,225
  Distribution fee                                                   126,739
  Investment advisory fee                                             72,055
  Administration fee                                                  52,642
  Trustees' fee                                                        3,669
Accrued expenses                                                      18,154
                                                              --------------
    Total liabilities                                              3,223,065
                                                              --------------
NET ASSETS                                                    $  125,505,170
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   81,879,842
Undistributed net investment income                                  169,525
Accumulated net realized gain                                     10,794,819
Net unrealized appreciation                                       32,660,984
                                                              --------------
NET ASSETS                                                    $  125,505,170
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $92,072,766)                 2,481,161
Net asset value per share                                             $37.11
Offering price per share $37.11/(1-4.75%)                             $38.96
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $21,020,799)                   576,056
Net asset value and offering price per share                          $36.49
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,411,605)                   339,468
Net asset value and offering price per share                          $36.56

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $     925,404
Dividends                                                           167,074
                                                              -------------
    Total investment income                                       1,092,478
                                                              -------------
EXPENSES
Investment advisory fee                                             390,014
Distribution fee, Class A                                            98,513
Distribution fee, Class B                                            79,464
Distribution fee, Class C                                            48,227
Administration                                                      285,666
Professional                                                         13,796
Trustees                                                              7,273
                                                              -------------
    Total expenses                                                  922,953
                                                              -------------
NET INVESTMENT INCOME                                               169,525
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   7,792,721
Net change in unrealized appreciation (depreciation) on
  investments                                                    (1,199,798)
                                                              -------------
NET GAIN ON INVESTMENTS                                           6,592,923
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   6,762,448
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                       5

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $     169,525   $    790,648
  Net realized gain (loss)                    7,792,721      8,795,193
  Net change in unrealized appreciation
    (depreciation)                           (1,199,798)    11,029,950
                                          -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 6,762,448     20,615,791
                                          -------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                     --       (718,900)
  Net investment income, Class B                     --        (51,501)
  Net investment income, Class C                     --        (31,607)
  Net realized gains, Class A                        --     (4,454,688)
  Net realized gains, Class B                        --       (700,523)
  Net realized gains, Class C                        --       (468,778)
                                          -------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --     (6,425,997)
                                          -------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (593,143
    and 511,438 shares, respectively)        21,348,490     16,268,814
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 140,176 shares, respectively)             --      4,824,840
  Cost of shares repurchased (197,226
    and 514,775 shares, respectively)        (7,065,791)   (16,514,937)
                                          -------------   ------------
Total                                        14,282,699      4,578,717
                                          -------------   ------------
CLASS B
  Proceeds from sales of shares (282,807
    and 131,818 shares, respectively)         9,987,941      4,376,531
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 20,594 shares, respectively)              --        699,581
  Cost of shares repurchased (41,685 and
    72,187 shares, respectively)             (1,464,746)    (2,275,763)
                                          -------------   ------------
Total                                         8,523,195      2,800,349
                                          -------------   ------------
CLASS C
  Proceeds from sales of shares (141,821
    and 69,806 shares, respectively)          5,021,667      2,171,650
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 13,470 shares, respectively)              --        458,553
  Cost of shares repurchased (23,333 and
    56,060 shares, respectively)               (827,126)    (1,759,923)
                                          -------------   ------------
Total                                         4,194,541        870,280
                                          -------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    3,393 shares, respectively)                      --        100,100
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 0 shares, respectively)                   --             --
  Cost of shares repurchased (0 and
    3,393 shares, respectively)                      --       (112,685)
                                          -------------   ------------
Total                                                --        (12,585)
                                          -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                  27,000,435      8,236,761
                                          -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS      33,762,883     22,426,555
                                          -------------   ------------
NET ASSETS
  Beginning of period                        91,742,287     69,315,732
                                          -------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $169,525 AND $0, RESPECTIVELY]        $ 125,505,170   $ 91,742,287
                                          -------------   ------------
                                          -------------   ------------

6                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                --------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                             YEAR ENDED DECEMBER 31,
                                 6/30/99       -----------------------------------------------------------------
                                (UNAUDITED)       1998          1997          1996          1995          1994
Net asset value, beginning of
  period                         $   34.83     $     29.05     $ 28.08       $ 25.39       $ 20.54       $ 21.97
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.09(1)         0.40        0.30(1)(2)    0.29(1)(3)    0.27(1)       0.39(1)
  Net realized and unrealized
    gain (loss)                       2.19            8.03        4.98          4.23          5.31         (1.36)
                                     -----           -----     -------       -------       -------       -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.28            8.43        5.28          4.52          5.58         (0.97)
                                     -----           -----     -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --           (0.40)      (0.32)        (0.30)        (0.29)        (0.46)
  Dividends from net realized
    gains                               --           (2.25)      (3.99)        (1.53)        (0.44)           --
                                     -----           -----     -------       -------       -------       -------
      TOTAL DISTRIBUTIONS               --           (2.65)      (4.31)        (1.83)        (0.73)        (0.46)
                                     -----           -----     -------       -------       -------       -------
Change in net asset value             2.28            5.78        0.97          2.69          4.85         (1.43)
                                     -----           -----     -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD      $37.11          $34.83      $29.05        $28.08        $25.39        $20.54
                                     -----           -----     -------       -------       -------       -------
                                     -----           -----     -------       -------       -------       -------
Total return(4)                       6.55%(7)       29.12%      18.98%(2)     17.78%(3)     27.18%        (4.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $92,073         $72,620     $56,610       $51,947       $52,028       $53,047
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  1.58%(6)        1.63%        1.7%(2)       2.0%(3)       2.1%          2.1%
  Net investment income (loss)        0.51%(6)        1.15%        1.0%(2)       1.1%(3)       1.2%          1.8%
Portfolio turnover                      20%(7)        124%        40.3%         35.1%         51.1%         28.2%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Balanced Return Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $33,360. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.29, $.06 and $.06, respectively, 18.98%, 18.15% and 18.11%, respectively, 1.7%, 2.5% and
     2.5%, respectively, and 0.9%, 0.2% and 0.2%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.27, $.06 and $.06, respectively, 17.66%, 16.74% and 16.71%, respectively, 2.1%, 2.8% and
     2.8%, respectively, and 1.0%, 0.2% and 0.2%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5)  Inception date for Class B and Class C is January 3, 1994.
(6)  Annualized.
(7)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS B
                                --------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                             YEAR ENDED DECEMBER 31,
                                 6/30/99       -----------------------------------------------------------------
                                (UNAUDITED)       1998          1997          1996          1995         1994(5)
Net asset value, beginning of
  period                            $34.37          $28.76      $27.85        $25.26        $20.49        $21.89
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.04)(1)        0.13        0.08(1)(2)    0.09(1)(3)    0.08(1)       0.26(1)
  Net realized and unrealized
    gain (loss)                       2.16            7.91        4.93          4.16          5.29         (1.32)
                                     -----           -----     -------       -------       -------       -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.12            8.04        5.01          4.25          5.37         (1.06)
                                     -----           -----     -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --           (0.18)      (0.11)        (0.13)        (0.16)        (0.34)
  Dividends from net realized
    gains                               --           (2.25)      (3.99)        (1.53)        (0.44)           --
                                     -----           -----     -------       -------       -------       -------
      TOTAL DISTRIBUTIONS               --           (2.43)      (4.10)        (1.66)        (0.60)        (0.34)
                                     -----           -----     -------       -------       -------       -------
Change in net asset value             2.12            5.61        0.91          2.59          4.77         (1.40)
                                     -----           -----     -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD      $36.49          $34.37      $28.76        $27.85        $25.26        $20.49
                                     -----           -----     -------       -------       -------       -------
                                     -----           -----     -------       -------       -------       -------
Total return(4)                       6.17%(7)       28.06%      18.15%(2)     16.82%(3)     26.20%        (4.85)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                    $21,021         $11,512      $7,125        $4,609        $2,721        $1,223
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.34%(6)        2.38%        2.4%(2)       2.7%(3)       2.9%          2.9%
  Net investment income (loss)       (0.23)%(6)       0.39%        0.3%(2)       0.3%(3)       0.3%          1.3%
Portfolio turnover                      20%(7)        124%        40.3%         35.1%         51.1%         28.2%

8                      See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                --------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                             YEAR ENDED DECEMBER 31,
                                 6/30/99       -----------------------------------------------------------------
                                (UNAUDITED)       1998          1997          1996          1995         1994(5)
Net asset value, beginning of
  period                         $   34.44     $     28.80     $ 27.88       $ 25.28       $ 20.48       $ 21.89
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.04)(1)        0.14        0.08(1)(2)    0.09(1)(3)    0.07(1)       0.25(1)
  Net realized and unrealized
    gain (loss)                       2.16            7.92        4.92          4.16          5.30         (1.31)
                                     -----           -----     -------       -------       -------       -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.12            8.06        5.00          4.25          5.37         (1.06)
                                     -----           -----     -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --           (0.17)      (0.09)        (0.12)        (0.13)        (0.35)
  Dividends from net realized
    gains                               --           (2.25)      (3.99)        (1.53)        (0.44)           --
                                     -----           -----     -------       -------       -------       -------
      TOTAL DISTRIBUTIONS               --           (2.42)      (4.08)        (1.65)        (0.57)        (0.35)
                                     -----           -----     -------       -------       -------       -------
Change in net asset value             2.12            5.64        0.92          2.60          4.80         (1.41)
                                     -----           -----     -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD      $36.56          $34.44      $28.80        $27.88        $25.28        $20.48
                                     -----           -----     -------       -------       -------       -------
                                     -----           -----     -------       -------       -------       -------
Total return(4)                       6.16%(7)       28.07%      18.11%(2)     16.79%(3)     26.23%        (4.85)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (thousands)                    $12,412          $7,610      $5,581        $4,183        $2,809        $1,449
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.34%(6)        2.38%        2.4%(2)       2.7%(3)       2.9%          2.9%
  Net investment income (loss)       (0.24)%(6)       0.39%        0.3%(2)       0.3%(3)       0.3%          1.3%
Portfolio turnover                      20%(7)        124%        40.3%         35.1%         51.1%         28.2%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Balanced Return Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $33,360. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.29, $.06 and $.06, respectively, 18.98%, 18.15% and 18.11%, respectively, 1.7%, 2.5% and
     2.5%, respectively, and 0.9%, 0.2% and 0.2%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $55,000. Absent the waiver, net investment income per share, total return and the ratios of expenses and net investment income to average net assets for Class A, Class B and Class C shares would have been $.27, $.06 and $.06, respectively, 17.66%, 16.74% and 16.71%, respectively, 2.1%, 2.8% and
     2.8%, respectively, and 1.0%, 0.2% and 0.2%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5)  Inception date for Class B and Class C is January 3, 1994.
(6)  Annualized.
(7)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                       SHARES         VALUE
                                                     -----------   ------------

FOREIGN COMMON STOCKS--50.3%
FINLAND--5.1%
Nokia Oyj Sponsored ADR Class A
(Communications Equipment)..............                  12,200   $  1,117,062

FRANCE--6.8%
AXA Sponsored ADR (Insurance
(Life/Health))..........................                   4,800        299,100
Alcatel SA ADR (Communications
Equipment)..............................                  10,100        286,588
Rhone-Poulenc Class A (Chemicals
(Diversified))..........................                   6,000        274,173
Vivendi (Manufacturing (Diversified))...                   7,500        607,546
                                                                   ------------
                                                                      1,467,407
                                                                   ------------
GERMANY--4.1%
DaimlerChrysler AG (Automobiles)........                   3,758        333,992
Siemens AG (Electronics (Component
Distributors))..........................                   4,100        316,269
Volkswagen AG (Automobiles).............                   3,900        249,763
                                                                   ------------
                                                                        900,024
                                                                   ------------
IRELAND--2.4%
Allied Irish Banks PLC Sponsored ADR
(Banks (Money Center))..................                   6,900        188,025

Elan Corp. PLC Sponsored ADR (Health
Care (Drugs-Major
Pharmaceuticals))(b)....................                  12,200        338,550
                                                                   ------------
                                                                        526,575
                                                                   ------------

ITALY--3.7%
Luxottica Group SPA Sponsored ADR
(Health Care (Medical Products &
Supplies))..............................                  25,000        389,063

Telecom Italia SPA Sponsored ADR
(Telecommunications (Long Distance))....                   4,000        420,750
                                                                   ------------
                                                                        809,813
                                                                   ------------
NETHERLANDS--6.8%
ING Groep NV (Financial
(Diversified))..........................                  11,862        642,227
Koninklijke (Royal) Philips Electronics
NV NY Registered Shares (Electrical
Equipment)..............................                   1,932        194,891
Koninklijke Ahold NV Spnsored ADR
(Retail (Food Chains))..................                   5,900        204,288

Unilever NV Cumulative Preference Shares
(Foods)(b)..............................                   3,100         16,624

                                                       SHARES         VALUE
                                                     -----------   ------------
NETHERLANDS--CONTINUED

Wolters Klumer NV (Publishing)..........                  10,596   $    421,794
                                                                   ------------
                                                                      1,479,824
                                                                   ------------

SINGAPORE--3.5%
Datacraft Asia Ltd. (Electronics
(Component Distributors))...............                 172,250        751,010

SWEDEN--4.2%
Telefonaktiebolaget LM Ericsson
Sponsored ADR (Communications
Equipment)..............................                  19,500        642,281

Volvo AB Sponsored ADR (Automobiles)....                   8,800        258,500
                                                                   ------------
                                                                        900,781
                                                                   ------------

SWITZERLAND--3.6%
Nestle SA Sponsored ADR (Foods).........                   2,200        198,194
Zurich Allied AG (Financial
(Diversified))..........................                   1,020        580,011
                                                                   ------------
                                                                        778,205
                                                                   ------------

UNITED KINGDOM--10.1%
Amvescap PLC Sponsored ADR (Investment
Management).............................                   8,500        395,250

Cable & Wireless Communications PLC
(Telephone)(b)..........................                   5,200        252,200

Cable & Wireless PLC (Telecommunications
(Long Distance))........................                   5,900        233,788

Hays PLC (Services (Commercial &
Consumer))..............................                  37,000        389,888
Rentokil Initial PLC (Services
(Commercial & Consumer))................                  55,500        216,523

Vodafone AirTouch PLC Sponsored ADR
(Telecommunications
(Cellular/Wireless))....................                   3,600        709,200
                                                                   ------------
                                                                      2,196,849
                                                                   ------------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,926,056)                                         10,927,550
-------------------------------------------------------------------------------

10                     See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

                                                       SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS--39.0%

UNITED STATES--39.0%
America Online, Inc. (Computers
(Software & Services))(b)...............                   2,010   $    222,105

American Express Co. (Financial
(Diversified))..........................                   1,350        175,669
American International Group, Inc.
(Insurance (Multi-Line))................                     910        106,527

Avon Products, Inc. (Personal Care).....                   1,600         88,800
BMC Software, Inc. (Computers (Software
& Services))(b).........................                   4,690        253,260

Carnival Corp. (Lodging-Hotels).........                   3,830        185,755
Cendant Corp. (Services (Commercial &
Consumer))(b)...........................                   3,924         80,442

Cisco Systems, Inc. (Computers
(Networking))(b)........................                   7,030        453,435
Citigroup, Inc. (Financial
(Diversified))..........................                   6,520        309,700
Coca-Cola Co. (The) (Beverages
(Non-Alcoholic))........................                   2,025        126,562
Countrywide Credit Industries, Inc.
(Consumer Finance)......................                   2,000         85,500
Dayton Hudson Corp. (Retail (General
Merchandise))...........................                   2,715        176,475
EMC Corp. (Computers
(Peripherals))(b).......................                   3,970        218,350
Freddie Mac (Financial (Diversified))...                   5,745        333,210
General Electric Co. (Electrical
Equipment)..............................                   1,790        202,270
Gillette Co. (The) (Personal Care)......                   3,255        133,455
Home Depot, Inc. (The) (Retail (Building
Supplies))..............................                   5,320        342,808
Intel Corp. (Electronics
(Semiconductors)).......................                   5,140        305,830
Interpublic Group of Companies, Inc.
(The) (Services
(Advertising/Marketing))................                   1,300        112,613

Kansas City Southern Industries, Inc.
(Railroads).............................                   2,495        159,212
Lilly (Eli) & Co. (Health Care
(Drugs-Major Pharmaceuticals))..........                   1,970        141,101

Lucent Technologies, Inc.
(Communications Equipment)..............                   4,650        313,584
MCI WorldCom, Inc. (Telecommunications
(Long Distance))(b).....................                   7,240        624,450

                                                       SHARES         VALUE
                                                     -----------   ------------
UNITED STATES--CONTINUED

Medtronic, Inc. (Health Care (Medical
Products & Supplies))...................                   3,405   $    265,164

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........                   4,160        307,840

Microsoft Corp. (Computers (Software &
Services))(b)...........................                   4,830        435,606

Pfizer, Inc. (Health Care (Drugs-Major
Pharmaceuticals)).......................                   3,210        352,297

Staples, Inc. (Retail (Specialty))(b)...                   6,350        196,453
State Street Corp. (Banks (Major
Regional))..............................                   1,815        154,956
Sun Microsystems, Inc. (Computers
(Hardware))(b)..........................                   1,800        123,975
Tellabs, Inc. (Communications
Equipment)(b)...........................                   5,500        371,594
Texas Instruments, Inc. (Electronics
(Semiconductors)).......................                   3,610        523,450

Walgreen Co. (Retail (Drug Stores)).....                   3,405        100,022
Walt Disney Co. (The) (Entertainment)...                   5,600        172,550
Warner-Lambert Co. (Health Care
(Diversified))..........................                   2,455        170,316
Wells Fargo Co. (Banks (Major
Regional))..............................                   3,610        154,327
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $5,794,717)                                          8,479,663
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--89.3%
(IDENTIFIED COST $13,720,773)                                        19,407,213
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--11.1%

MUTUAL FUNDS--11.1%
Phoenix Institutional Enhanced Reserves
Portfolio...............................                     246      2,406,030
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,408,135)                                          2,406,030
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $16,128,908)                                      21,813,243(a)
Cash and receivables, less liabilities--(0.4%)                        (94,592)
                                                                -------------
NET ASSETS--100.0%                                              $  21,718,651
                                                                -------------
                                                                -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,998,279 and gross depreciation of $356,536 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $16,171,500.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Automobiles..............................................................    4.3%
Banks (Major Regional)...................................................    1.6
Banks (Money Center).....................................................    1.0
Beverages (Non-Alcoholic)................................................    0.7
Chemicals (Diversified)..................................................    1.4
Communications Equipment.................................................   14.2
Computers (Hardware).....................................................    0.6
Computers (Networking)...................................................    2.3
Computers (Peripherals)..................................................    1.1
Computers (Software & Services)..........................................    4.7
Consumer Finance.........................................................    0.4
Electrical Equipment.....................................................    2.0
Electronics (Component Distributors).....................................    5.5
Electronics (Semiconductors).............................................    4.3
Entertainment............................................................    0.9
Financial (Diversified)..................................................   10.5
Foods....................................................................    1.1
Health Care (Diversified)................................................    0.9
Health Care (Drugs-Major Pharmaceuticals)................................    5.9
Health Care (Medical Products & Supplies)................................    3.4
Insurance (Life/Health)..................................................    1.5
Insurance (Multi-Line)...................................................    0.5
Investment Management....................................................    2.0
Lodging-Hotels...........................................................    1.0
Manufacturing (Diversified)..............................................    3.1
Personal Care............................................................    1.1
Publishing...............................................................    2.2
Railroads................................................................    0.8
Retail (Building Supplies)...............................................    1.8
Retail (Drug Stores).....................................................    0.5
Retail (Food Chains).....................................................    1.1
Retail (General Merchandise).............................................    0.9
Retail (Specialty).......................................................    1.0
Services (Advertising/Marketing).........................................    0.6
Services (Commercial & Consumer).........................................    3.5
Telecommunications (Cellular/Wireless)...................................    3.7
Telecommunications (Long Distance).......................................    6.6
Telephone................................................................    1.3
                                                                           -----
                                                                           100.0%
                                                                           -----
                                                                           -----

12                     See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $16,128,908)                               $   21,813,243
Cash                                                                     316
Receivables
  Dividends and interest                                              27,709
  Fund shares sold                                                    19,912
                                                              --------------
    Total assets                                                  21,861,180
                                                              --------------

LIABILITIES
Payables
  Investment securities purchased                                     50,000
  Fund shares repurchased                                             22,596
  Distribution fee                                                    18,350
  Investment advisory fee                                             15,329
  Administration fee                                                  14,074
  Trustees' fee                                                        4,839
Accrued expenses                                                      17,341
                                                              --------------
    Total liabilities                                                142,529
                                                              --------------
NET ASSETS                                                    $   21,718,651
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   17,415,922
Undistributed net investment loss                                    (92,278)
Accumulated net realized loss                                     (1,287,335)
Net unrealized appreciation                                        5,682,342
                                                              --------------
NET ASSETS                                                    $   21,718,651
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,942,024)                   544,324
Net asset value per share                                             $23.78
Offering price per share $23.78/(1-4.75%)                             $24.97
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,873,148)                    209,560
Net asset value and offering price per share                          $23.25
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,903,479)                    167,964
Net asset value and offering price per share                          $23.24

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $  159,759
Interest                                                                 843
Foreign taxes withheld                                                (7,287)
                                                                  ----------
    Total investment income                                          153,315
                                                                  ----------

EXPENSES
Investment advisory fee                                              119,928
Distribution fee, Class A                                             16,230
Distribution fee, Class B                                             23,763
Distribution fee, Class C                                             20,289
Administration                                                        65,383
Professional                                                          11,848
Trustees                                                               7,273
                                                                  ----------
    Total expenses                                                   264,714
    Less expenses borne by investment adviser                        (19,121)
                                                                  ----------
    Net expenses                                                     245,593
                                                                  ----------
NET INVESTMENT LOSS                                                  (92,278)
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      529,051
Net realized loss on foreign currency transactions                   (17,978)
Net change in unrealized appreciation (depreciation) on
  investments                                                        908,049
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currrency transactions                 (1,993)
                                                                  ----------
NET GAIN ON INVESTMENTS                                            1,417,129
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,324,851
                                                                  ----------
                                                                  ----------

                       See Notes to Financial Statements                      13

Phoenix-Engemann Global Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/99       Year Ended
                                          (Unaudited)      12/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $   (92,278)   $  (246,044)
  Net realized gain (loss)                    511,073     (1,648,700)
  Net change in unrealized appreciation
     (depreciation)                           906,056      4,510,799
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS              1,324,851      2,616,055
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                      --       (120,705)
  Net realized gains, Class B                      --        (41,681)
  Net realized gains, Class C                      --        (36,810)
  In excess of accumulated net realized
     gains, Class A                                --        (81,653)
  In excess of accumulated net realized
     gains, Class B                                --        (28,196)
  In excess of accumulated net realized
     gains, Class C                                --        (24,901)
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                 --       (333,946)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (70,350
    and 243,697 shares, respectively)       1,623,256      5,188,236
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 8,717 shares, respectively)             --        190,194
  Cost of shares repurchased (128,077
    and 253,582 shares, respectively)      (2,941,286)    (5,341,266)
                                          ------------   ------------
Total                                      (1,318,030)        37,164
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (24,518
    and 82,048 shares, respectively)          546,014      1,741,279
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 3,137 shares, respectively)             --         67,204
  Cost of shares repurchased (30,592 and
    38,086 shares, respectively)             (685,077)      (810,368)
                                          ------------   ------------
Total                                        (139,063)       998,115
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (29,942
    and 47,457 shares, respectively)          674,152      1,013,490
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 2,766 shares, respectively)             --         59,214
  Cost of shares repurchased (57,296 and
    47,533 shares, respectively)           (1,287,431)      (985,469)
                                          ------------   ------------
Total                                        (613,279)        87,235
                                          ------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    5,050 shares, respectively)                    --        100,100
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 0 shares, respectively)                 --             --
  Cost of shares repurchased (0 and
    5,050 shares, respectively)                    --       (101,405)
                                          ------------   ------------
Total                                              --         (1,305)
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                (2,070,372)     1,121,209
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS      (745,521)     3,403,318
NET ASSETS
  Beginning of period                      22,464,172     19,060,854
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($92,278) AND $0, RESPECTIVELY]       $21,718,651    $22,464,172
                                          ------------   ------------
                                          ------------   ------------

14                     See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                    YEAR ENDED DECEMBER 31
                                 6/30/99         ---------------------------------------------------------------------------
                                (UNAUDITED)             1998            1997            1996            1995            1994
Net asset value, beginning of
  period                         $   22.34       $     19.83         $ 19.06         $ 17.27         $ 14.06         $ 11.18
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income (loss)       (0.07)(5)         (0.18)(1)(5)    (0.19)(1)(2)     0.03(1)(3)      0.24(1)(3)      0.10(1)(3)
  Net realized and unrealized
    gain (loss)                       1.51              3.02            2.29            3.55            3.11            2.78
                                     -----             -----         -------         -------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.44              2.84            2.10            3.58            3.35            2.88
                                     -----             -----         -------         -------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --                --              --           (0.04)             --              --
  Dividends from net realized
    gains                               --             (0.20)          (1.33)          (1.75)          (0.14)             --
  In excess of accumulated net
    realized gains                      --             (0.13)             --              --              --              --
                                     -----             -----         -------         -------         -------         -------
      TOTAL DISTRIBUTIONS               --             (0.33)          (1.33)          (1.79)          (0.14)             --
                                     -----             -----         -------         -------         -------         -------
Change in net asset value             1.44              2.51            0.77            1.79            3.21            2.88
                                     -----             -----         -------         -------         -------         -------
NET ASSET VALUE, END OF PERIOD   $   23.78       $     22.34         $ 19.83         $ 19.06         $ 17.27         $ 14.06
                                     -----             -----         -------         -------         -------         -------
                                     -----             -----         -------         -------         -------         -------
Total return(4)                       6.45%(9)         14.35%          11.27%(2)       21.77%(3)       23.84%(3)       25.76%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $12,942           $13,453         $11,964          $7,654          $3,203            $141

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  1.95%(8)          1.94%            2.0%(2)         0.8%(3)          --%(3)          --%(3)
  Net investment income (loss)       (0.55)%(8)        (0.81)%          (0.9)%(2)        0.1%(3)         1.4%(3)         0.8%(3)
Portfolio turnover                      18%(9)           95%           237.2%          220.3%           29.0%          479.3%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Global Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $708. Absent the waiver, net investment income (loss) per share, total return and the ratios of expenses and net investment income (loss) to average net assets for Class A, Class B and Class C shares would have been $(.19), $(.35) and $(.37), respectively, 11.27%, 10.44% and 10.50%, respectively, 2.0%, 2.8% and 2.8%, respectively, and (0.9)%, (1.7)% and (1.8)%, respectively.
(3) These amounts reflect the impact of a waiver of Manager fees of $62,438, $42,545 and $2,784 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $13,109 during 1994. Absent waivers and reimbursement, net investment income (loss) per share, total return and ratios of expenses and net investment income
     (loss) to average net assets would have been $(.21), 21.71%, 2.0% and (1.2)%, respectively, $(.15), 22.88%, 2.3% and (0.9)%, respectively, and
     $(.21), 14.40%, 10.4% (2.3% if only normal and recurring expenses are taken into account) and (1.7)% respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.
(4) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any sales charge. Total return for the periods ended December 31, 1996 (Class B and Class C only) have not been annualized.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.04, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 21, 1996, respectively.
(8)  Annualized.
(9)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          CLASS B
                                ------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                    YEAR ENDED DECEMBER 31
                                 6/30/99         -------------------------------------------
                                (UNAUDITED)             1998            1997            1996
Net asset value, beginning of
  period                         $   21.93         $ 19.65         $ 19.04         $    17.44(7)
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income (loss)       (0.15)(5)       (0.34)(1)(5)    (0.35)(1)(2)       (0.08)(1)
  Net realized and unrealized
    gain (loss)                       1.47            2.95            2.29               1.82
                                     -----         -------         -------              -----
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.32            2.61            1.94               1.74
                                     -----         -------         -------              -----
LESS DISTRIBUTIONS
  Dividends from net realized
    gains                               --           (0.20)          (1.33)             (0.14)
  In excess of accumulated net
    realized gains                      --           (0.13)             --                 --
                                     -----         -------         -------              -----
      TOTAL DISTRIBUTIONS               --           (0.33)          (1.33)             (0.14)
                                     -----         -------         -------              -----
Change in net asset value             1.32            2.28            0.61               1.60
                                     -----         -------         -------              -----
NET ASSET VALUE, END OF PERIOD   $   23.25         $ 21.93         $ 19.65         $    19.04
                                     -----         -------         -------              -----
                                     -----         -------         -------              -----
Total return(4)                       6.02%(9)       13.31%          10.44%(2)           9.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $4,873          $4,730          $3,312               $874

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.70%(8)        2.69%            2.8%(2)           2.7%(8)
  Net investment income (loss)       (1.28)%(8)      (1.59)%          (1.7)%(2)          (1.9)%(8)
Portfolio turnover                      18%(9)          95%          237.2%             220.3%

16                     See Notes to Financial Statements

Phoenix-Engemann Global Growth Fund

    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           CLASS C
                                -------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                      YEAR ENDED DECEMBER 31
                                 6/30/99           ------------------------------------------
                                (UNAUDITED)           1998            1997               1996
Net asset value, beginning of
  period                         $   21.92         $ 19.65         $ 19.03         $    17.88(7)
INCOME FROM INVESTMENT
  OPERATIONS(6)
  Net investment income (loss)       (0.16)(5)       (0.33)(1)(5)    (0.37)(1)(2)       (0.04)(1)
  Net realized and unrealized
    gain (loss)                       1.48            2.93            2.32               1.34
                                     -----         -------         -------              -----
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.32            2.60            1.95               1.30
                                     -----         -------         -------              -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --              --              --              (0.01)
  Dividends from net realized
    gains                               --           (0.20)          (1.33)             (0.14)
  In excess of accumulated net
    realized gains                      --           (0.13)             --                 --
                                     -----         -------         -------              -----
      TOTAL DISTRIBUTIONS               --           (0.33)          (1.33)             (0.15)
                                     -----         -------         -------              -----
Change in net asset value             1.32            2.27            0.62               1.15
                                     -----         -------         -------              -----
NET ASSET VALUE, END OF PERIOD   $   23.24         $ 21.92         $ 19.65         $    19.03
                                     -----         -------         -------              -----
                                     -----         -------         -------              -----
Total return(4)                       6.02%(9)       13.26%(2)       10.50%(2)           7.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $3,903          $4,282          $3,785               $106

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.70%(8)        2.69%            2.7%(2)            2.7%(8)
  Net investment income (loss)       (1.31)%(8)      (1.57)%          (1.8)%(2)          (1.6)%(8)
Portfolio turnover                      18%(9)          95%          237.2%             220.3%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Global Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $708. Absent the waiver, net investment income (loss) per share, total return and the ratios of expenses and net investment income (loss) to average net assets for Class A, Class B and Class C shares would have been $(.19), $(.35) and $(.37), respectively, 11.27%, 10.44% and 10.50%, respectively, 2.0%, 2.8% and 2.8%, respectively, and (0.9)%, (1.7)% and (1.8)%, respectively.
(3) These amounts reflect the impact of a waiver of Manager fees of $62,438, $42,545 and $2,784 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $13,109 during 1994. Absent waivers and reimbursement, net investment income (loss) per share, total return and ratios of expenses and net investment income
     (loss) to average net assets would have been $(.21), 21.71%, 2.0% and (1.2)%, respectively, $(.15), 22.88%, 2.3% and (0.9)%, respectively, and
     $(.21), 14.40%, 10.4% (2.3% if only normal and recurring expenses are taken into account) and (1.7)% respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.
(4) Total return measures the change in the value of an investment during each of the periods presented and does not include the impact of paying any sales charge. Total return for the periods ended December 31, 1996 (Class B and Class C only) have not been annualized.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.04, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 21, 1996, respectively.
(8)  Annualized.
(9)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Growth Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------

COMMON STOCKS--93.9%

BANKS (MAJOR REGIONAL)--1.7%
Wells Fargo Co..........................               247,700   $  10,589,175
BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
Clear Channel Communications, Inc.(b)...                85,000       5,859,687

COMMUNICATIONS EQUIPMENT--9.1%
Lucent Technologies, Inc................               486,000      32,774,625
Tellabs, Inc.(b)........................               341,100      23,045,569
                                                                 -------------
                                                                    55,820,194
                                                                 -------------
COMPUTERS (HARDWARE)--2.0%
Dell Computer Corp.(b)..................               150,000       5,550,000
International Business Machines Corp....                50,000       6,462,500
                                                                 -------------
                                                                    12,012,500
                                                                 -------------

COMPUTERS (NETWORKING)--6.2%
Cisco Systems, Inc.(b)..................               592,224      38,198,448

COMPUTERS (PERIPHERALS)--3.0%
EMC Corp.(b)............................               334,000      18,370,000
COMPUTERS (SOFTWARE & SERVICES)--12.9%
America Online, Inc.(b).................               277,000      30,608,500
BMC Software, Inc.(b)...................               150,000       8,100,000
Compuware Corp.(b)......................               245,000       7,794,062
Microsoft Corp.(b)......................               362,600      32,701,988
                                                                 -------------
                                                                    79,204,550
                                                                 -------------

CONSUMER FINANCE--1.2%
MBNA Corp...............................               235,450       7,210,656

ELECTRICAL EQUIPMENT--3.1%
General Electric Co.....................               170,000      19,210,000

ELECTRONICS (SEMICONDUCTORS)--11.3%
Intel Corp..............................               252,800      15,041,600
Texas Instruments, Inc..................               374,600      54,317,000
                                                                 -------------
                                                                    69,358,600
                                                                 -------------

ENTERTAINMENT--1.1%
Time Warner, Inc........................                90,000       6,615,000

                                                      SHARES         VALUE
                                                     ---------   -------------

FINANCIAL (DIVERSIFIED)--6.8%
American Express Co.....................                94,000   $  12,231,750
Citigroup, Inc..........................               330,000      15,675,000
Freddie Mac.............................               239,150      13,870,700
                                                                 -------------
                                                                    41,777,450
                                                                 -------------

HEALTH CARE (DIVERSIFIED)--1.9%
Warner-Lambert Co.......................               170,000      11,793,750

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--5.6%
Merck & Co., Inc........................               208,200      15,406,800
Pfizer, Inc.............................               170,600      18,723,350
                                                                 -------------
                                                                    34,130,150
                                                                 -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.9%
Medtronic, Inc..........................               150,100      11,689,038

INSURANCE (MULTI-LINE)--1.1%
American International Group, Inc.......                57,500       6,731,094

INVESTMENT BANKING/BROKERAGE--3.5%
Goldman Sachs Group, Inc. (The).........               100,000       7,225,000
Merrill Lynch & Co., Inc................               176,000      14,069,000
                                                                 -------------
                                                                    21,294,000
                                                                 -------------

LODGING-HOTELS--1.9%
Carnival Corp...........................               245,500      11,906,750

MANUFACTURING (DIVERSIFIED)--1.0%
Tyco International Ltd..................                64,000       6,064,000

RETAIL (BUILDING SUPPLIES)--3.7%
Home Depot, Inc. (The)..................               350,000      22,553,125

RETAIL (DEPARTMENT STORES)--1.8%
Kohl's Corp.(b).........................               142,700      11,014,656

RETAIL (GENERAL MERCHANDISE)--2.0%
Wal-Mart Stores, Inc....................               259,000      12,496,750

RETAIL (SPECIALTY)--2.0%
Staples, Inc.(b)........................               395,500      12,235,781

SERVICES (ADVERTISING/MARKETING)--1.1%
Interpublic Group of Companies, Inc.
(The)...................................                75,750       6,561,844

SERVICES (COMMERCIAL & CONSUMER)--1.1%
Cendant Corp.(b)........................               336,833       6,905,077

18                     See Notes to Financial Statements

Phoenix-Engemann Growth Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
TELECOMMUNICATIONS (LONG DISTANCE)--5.9%
MCI WorldCom, Inc.(b)...................               420,600   $  36,276,750
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $271,686,804)                                     575,879,025
------------------------------------------------------------------------------

TOTAL INVESTMENTS--93.9%
(IDENTIFIED COST $271,686,804)                                     575,879,025(a)
Cash and receivables, less liabilities--6.1%                        37,285,474
                                                                --------------
NET ASSETS--100.0%                                              $  613,164,499
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $304,727,366 and gross depreciation of $535,145 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $271,686,804.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $271,686,804)                              $  575,879,025
Cash                                                              34,532,056
Receivables
  Investment securities sold                                       9,117,757
  Fund shares sold                                                 1,429,359
  Dividends and interest                                             221,027
                                                              --------------
    Total assets                                                 621,179,224
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  5,847,734
  Fund shares repurchased                                            945,772
  Distribution fee                                                   583,964
  Investment advisory fee                                            381,252
  Administration fee                                                 238,071
  Trustees' fee                                                        2,415
Accrued expenses                                                      15,517
                                                              --------------
    Total liabilities                                              8,014,725
                                                              --------------
NET ASSETS                                                    $  613,164,499
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  206,838,797
Undistributed net investment loss                                 (3,500,351)
Accumulated net realized gain                                    105,633,832
Net unrealized appreciation                                      304,192,221
                                                              --------------
NET ASSETS                                                    $  613,164,499
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $494,218,040)               16,063,987
Net asset value per share                                             $30.77
Offering price per share $30.77/(1-4.75%)                             $32.30
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $78,692,524)                 2,701,421
Net asset value and offering price per share                          $29.13
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $40,253,935)                 1,381,843
Net asset value and offering price per share                          $29.13

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    1,090,052
Interest                                                             254,412
                                                              --------------
    Total investment income                                        1,344,464
                                                              --------------
EXPENSES
Investment advisory fee                                            2,275,284
Distribution fee, Class A                                            579,968
Distribution fee, Class B                                            356,882
Distribution fee, Class C                                            184,024
Administration                                                     1,416,830
Professional                                                          24,554
Trustees                                                               7,273
                                                              --------------
    Total expenses                                                 4,844,815
                                                              --------------
NET INVESTMENT LOSS                                               (3,500,351)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   48,576,486
Net change in unrealized appreciation (depreciation) on
  investments                                                     33,179,357
                                                              --------------
NET GAIN ON INVESTMENTS                                           81,755,843
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   78,255,492
                                                              --------------
                                                              --------------

20                     See Notes to Financial Statements

Phoenix-Engemann Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  (3,500,351)  $  (4,059,521)
  Net realized gain (loss)                   48,576,486      77,363,122
  Net change in unrealized appreciation
    (depreciation)                           33,179,357      80,943,604
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                78,255,492     154,247,205
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --     (19,191,036)
  Net realized gains, Class B                        --      (3,003,744)
  Net realized gains, Class C                        --      (1,570,635)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --     (23,765,415)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (764,227
    and 554,463 shares, respectively)        22,520,874      12,769,077
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 665,077 shares, respectively)             --      17,245,429
  Cost of shares repurchased (1,148,879
    and 3,536,921 shares, respectively)     (33,256,510)    (79,785,149)
                                          -------------   -------------
Total                                       (10,735,636)    (49,770,643)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (331,681
    and 245,967 shares, respectively)         9,153,505       5,372,379
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 110,700 shares, respectively)             --       2,728,756
  Cost of shares repurchased (219,312
    and 534,746 shares, respectively)        (5,937,216)    (11,527,013)
                                          -------------   -------------
Total                                         3,216,289      (3,425,878)
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (142,488
    and 164,645 shares, respectively)         3,926,384       3,582,593
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 58,568 shares, respectively)              --       1,443,709
  Cost of shares repurchased (117,414
    and 356,278 shares, respectively)        (3,209,726)     (7,561,830)
                                          -------------   -------------
Total                                           716,658      (2,535,528)
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    4,866 shares, respectively)                      --         100,100
  Cost of shares repurchased (0 and
    4,866 shares, respectively)                      --        (108,609)
                                          -------------   -------------
Total                                                --          (8,509)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                  (6,802,689)    (55,740,558)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      71,452,803      74,741,232
NET ASSETS
  Beginning of period                       541,711,696     466,970,464
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($3,500,351) AND $0, RESPECTIVELY]    $ 613,164,499   $ 541,711,696
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      21

Phoenix-Engemann Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS A
                                ----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                    YEAR ENDED DECEMBER 31,
                                  6/30/99        -----------------------------------------------------------------------------
                                (UNAUDITED)        1998             1997             1996             1995             1994
Net asset value, beginning of
  period                          $  26.82       $   20.43        $   21.94        $   19.28        $   15.40        $   16.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.16)(1)       (0.16)(1)        (0.16)(1)(2)     (0.14)(1)(3)     (0.06)(1)        (0.03)(1)
  Net realized and unrealized
    gain (loss)                       4.11            7.76             3.51             4.47             4.24            (0.57)
                                ------------     ---------        ---------        ---------        ---------        ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    3.95            7.60             3.35             4.33             4.18            (0.60)
                                ------------     ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --              --               --               --               --               --
  Dividends from net realized
    gains                               --           (1.21)           (4.86)           (1.67)           (0.30)              --
                                ------------     ---------        ---------        ---------        ---------        ---------
      TOTAL DISTRIBUTIONS               --           (1.21)           (4.86)           (1.67)           (0.30)              --
                                ------------     ---------        ---------        ---------        ---------        ---------
Change in net asset value             3.95            6.39            (1.51)            2.66             3.88            (0.60)
                                ------------     ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD    $  30.77       $   26.82        $   20.43        $   21.94        $   19.28        $   15.40
                                ------------     ---------        ---------        ---------        ---------        ---------
                                ------------     ---------        ---------        ---------        ---------        ---------
Total return(4)                      14.73%(7)       37.41%           16.04%(2)        22.49%(3)        27.16%           (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $494,218        $441,146         $383,481         $426,785         $415,416         $391,831

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  1.55%(6)        1.58%             1.6%(2)          1.6%(3)          1.6%             1.6%
  Net investment income (loss)       (1.08)%(6)      (0.72)%           (0.7)%(2)        (0.6)%(3)        (0.3)%           (0.2)%
Portfolio turnover                      27%(7)         119%            70.6%            70.1%            65.9%            53.8%

22                     See Notes to Financial Statements

Phoenix-Engemann Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED DECEMBER 31,
                                            6/30/99      -----------------------------------------------------------
                                          (UNAUDITED)      1998            1997             1996             1995
Net asset value, beginning of period        $  25.49     $   19.61       $   21.40        $   18.99        $   15.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.25)(1)     (0.32)(1)       (0.34)(1)(2)     (0.31)(1)(3)     (0.20)(1)
  Net realized and unrealized gain
    (loss)                                      3.89          7.41            3.41             4.39             4.21
                                          ------------   ---------       ---------        ---------        ---------
      TOTAL FROM INVESTMENT OPERATIONS          3.64          7.09            3.07             4.08             4.01
                                          ------------   ---------       ---------        ---------        ---------
LESS DISTRIBUTIONS
  Dividends from net investment income            --            --              --               --               --
  Dividends from net realized gains               --         (1.21)          (4.86)           (1.67)           (0.30)
                                          ------------   ---------       ---------        ---------        ---------
      TOTAL DISTRIBUTIONS                         --         (1.21)          (4.86)           (1.67)           (0.30)
                                          ------------   ---------       ---------        ---------        ---------
Change in net asset value                       3.64          5.88           (1.79)            2.41             3.71
                                          ------------   ---------       ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD              $  29.13     $   25.49       $   19.61        $   21.40        $   18.99
                                          ------------   ---------       ---------        ---------        ---------
                                          ------------   ---------       ---------        ---------        ---------
Total return(4)                                14.28%(7)     36.38%          15.13%(2)        21.52%(3)        26.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $78,693       $65,986         $54,267          $49,444          $34,786

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.30%(6)      2.33%            2.4%(2)          2.3%(3)          2.4%
  Net investment income (loss)                 (1.83)%(6)     (1.47)%         (1.5)%(2)        (1.5)%(3)        (1.1)%
Portfolio turnover                                27%(7)       119%           70.6%            70.1%            65.9%


                                           1994(5)
Net asset value, beginning of period      $   15.89
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.14)(1)
  Net realized and unrealized gain
    (loss)                                    (0.47)
                                          ---------
      TOTAL FROM INVESTMENT OPERATIONS        (0.61)
                                          ---------
LESS DISTRIBUTIONS
  Dividends from net investment income           --
  Dividends from net realized gains              --
                                          ---------
      TOTAL DISTRIBUTIONS                        --
                                          ---------
Change in net asset value                     (0.61)
                                          ---------
NET ASSET VALUE, END OF PERIOD            $   15.28
                                          ---------
                                          ---------
Total return(4)                               (3.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $11,349
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            2.3%
  Net investment income (loss)                 (1.0)%
Portfolio turnover                             53.8%

The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1) Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $18,196. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would not have changed.
(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.14), $(.31) and $(.31), respectively, 22.49%, 21.52% and 21.52%, respectively, 1.6%, 2.4%
    and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5) Inception date for Class B and Class C is January 3, 1994.
(6) Annualized.
(7) Not annualized.

                       See Notes to Financial Statements                      23

Phoenix-Engemann Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS C
                                ----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                    YEAR ENDED DECEMBER 31,
                                  6/30/99         ----------------------------------------------------------------------------
                                (UNAUDITED)         1998            1997             1996             1995            1994(5)
Net asset value, beginning of
  period                          $  25.49        $   19.61       $   21.40        $   18.99        $   15.28        $   15.89
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.25)(1)        (0.32)(1)       (0.34)(1)(2)     (0.31)(1)(3)     (0.20)(1)        (0.14)(1)
  Net realized and unrealized
    gain (loss)                       3.89             7.41            3.41             4.39             4.21            (0.47)
                                ------------      ---------       ---------        ---------        ---------        ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    3.64             7.09            3.07             4.08             4.01            (0.61)
                                ------------      ---------       ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --               --              --               --               --               --
  Dividends from net realized
    gains                               --            (1.21)          (4.86)           (1.67)           (0.30)              --
                                ------------      ---------       ---------        ---------        ---------        ---------
      TOTAL DISTRIBUTIONS               --            (1.21)          (4.86)           (1.67)           (0.30)              --
                                ------------      ---------       ---------        ---------        ---------        ---------
Change in net asset value             3.64             5.88           (1.79)            2.41             3.71            (0.61)
                                ------------      ---------       ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD    $  29.13        $   25.49       $   19.61        $   21.40        $   18.99        $   15.28
                                ------------      ---------       ---------        ---------        ---------        ---------
                                ------------      ---------       ---------        ---------        ---------        ---------
Total return(4)                      14.28%(7)        36.38%          15.13%(2)        21.52%(3)        26.26%           (3.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $40,254          $34,580         $29,222          $27,239          $20,497           $6,136

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.30%(6)         2.33%            2.4%(2)          2.3%(3)          2.4%             2.3%
  Net investment income (loss)       (1.83)%(6)       (1.47)%          (1.5)%(2)        (1.5)%(3)        (1.1)%           (1.0)%
Portfolio turnover                      27%(7)          119%           70.6%            70.1%            65.9%            53.8%

The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1) Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $18,196. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would not have changed.
(3) These amounts reflect the impact of a waiver of administration fees of $30,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.14), $(.31) and $(.31), respectively, 22.49%, 21.52% and 21.52%, respectively, 1.6%, 2.4%
    and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5) Inception date for Class B and Class C is January 3, 1994.
(6) Annualized.
(7) Not annualized.

24                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------

COMMON STOCKS--98.4%
BANKS (MAJOR REGIONAL)--3.1%
State Street Corp.......................                25,000   $   2,134,375
Wells Fargo Co..........................               269,400      11,516,850
                                                                 -------------
                                                                    13,651,225
                                                                 -------------
BEVERAGES (NON-ALCOHOLIC)--1.0%
Coca-Cola Co. (The).....................                69,850       4,365,625

COMMUNICATIONS EQUIPMENT--7.9%
Lucent Technologies, Inc................               280,000      18,882,500
Tellabs, Inc.(b)........................               240,000      16,215,000
                                                                 -------------
                                                                    35,097,500
                                                                 -------------
COMPUTERS (HARDWARE)--2.2%
International Business Machines Corp....                34,000       4,394,500
Sun Microsystems, Inc.(b)...............                80,000       5,510,000
                                                                 -------------
                                                                     9,904,500
                                                                 -------------

COMPUTERS (NETWORKING)--4.3%
Cisco Systems, Inc.(b)..................               295,874      19,083,873
COMPUTERS (PERIPHERALS)--4.2%
EMC Corp.(b)............................               340,000      18,700,000
COMPUTERS (SOFTWARE & SERVICES)--9.8%
America Online, Inc.(b).................               126,000      13,923,000
BMC Software, Inc.(b)...................               120,000       6,480,000
Compuware Corp.(b)......................               114,000       3,626,625
Microsoft Corp.(b)......................               218,800      19,733,025
                                                                 -------------
                                                                    43,762,650
                                                                 -------------

CONSUMER FINANCE--4.1%
Countrywide Credit Industries, Inc......               105,000       4,488,750
MBNA Corp...............................               450,000      13,781,250
                                                                 -------------
                                                                    18,270,000
                                                                 -------------
ELECTRICAL EQUIPMENT--2.9%
General Electric Co.....................               115,000      12,995,000

ELECTRONICS (SEMICONDUCTORS)--9.6%
Intel Corp..............................               223,000      13,268,500

                                                      SHARES         VALUE
                                                     ---------   -------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
Texas Instruments, Inc..................               204,000   $  29,580,000
                                                                 -------------
                                                                    42,848,500
                                                                 -------------

ENTERTAINMENT--1.8%
Time Warner, Inc........................                65,000       4,777,500
Walt Disney Co. (The)...................               111,600       3,438,675
                                                                 -------------
                                                                     8,216,175
                                                                 -------------

FINANCIAL (DIVERSIFIED)--7.2%
American Express Co.....................                40,000       5,205,000
Citigroup, Inc..........................               225,000      10,687,500
Freddie Mac.............................               168,250       9,758,500
Morgan Stanley Dean Witter & Co.........                60,000       6,150,000
                                                                 -------------
                                                                    31,801,000
                                                                 -------------

HEALTH CARE (DIVERSIFIED)--1.0%
Warner-Lambert Co.......................                65,000       4,509,375

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--7.0%
Merck & Co., Inc........................               166,600      12,328,400
Pfizer, Inc.............................               121,950      13,384,012
Schering-Plough Corp....................               100,000       5,300,000
                                                                 -------------
                                                                    31,012,412
                                                                 -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.7%
Guidant Corp.(b)........................                65,000       3,343,437
Medtronic, Inc..........................               111,300       8,667,487
                                                                 -------------
                                                                    12,010,924
                                                                 -------------

INSURANCE (MULTI-LINE)--1.9%
American International Group, Inc.......                71,000       8,311,438

INVESTMENT BANKING/BROKERAGE--2.6%
Goldman Sachs Group, Inc. (The).........                32,000       2,312,000
Merrill Lynch & Co., Inc................               116,000       9,272,750
                                                                 -------------
                                                                    11,584,750
                                                                 -------------

INVESTMENT MANAGEMENT--0.3%
Price (T. Rowe) Associates, Inc.........                40,000       1,535,000

LODGING-HOTELS--2.1%
Carnival Corp...........................               189,700       9,200,450

                       See Notes to Financial Statements                      25

Phoenix-Engemann Nifty Fifty Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
MANUFACTURING (DIVERSIFIED)--0.6%
United Technologies Corp................                40,000   $   2,867,500

PERSONAL CARE--1.8%
Avon Products, Inc......................                85,000       4,717,500
Gillette Co. (The)......................                83,600       3,427,600
                                                                 -------------
                                                                     8,145,100
                                                                 -------------

RETAIL (BUILDING SUPPLIES)--4.3%
Home Depot, Inc. (The)..................               205,000      13,209,688
Lowe's Companies, Inc...................               100,300       5,685,756
                                                                 -------------
                                                                    18,895,444
                                                                 -------------
RETAIL (DEPARTMENT STORES)--0.7%
Kohl's Corp.(b).........................                40,000       3,087,500
RETAIL (DRUG STORES)--1.3%
Walgreen Co.............................               190,000       5,581,250

RETAIL (GENERAL MERCHANDISE)--3.2%
Dayton Hudson Corp......................                75,000       4,875,000
Wal-Mart Stores, Inc....................               195,000       9,408,750
                                                                 -------------
                                                                    14,283,750
                                                                 -------------

                                                      SHARES         VALUE
                                                     ---------   -------------

RETAIL (SPECIALTY)--0.9%
Staples, Inc.(b)........................               123,750   $   3,828,516

SERVICES (ADVERTISING/MARKETING)--1.2%
Interpublic Group of Companies, Inc.
(The)...................................                60,000       5,197,500

SERVICES (COMMERCIAL & CONSUMER)--1.5%
Cendant Corp.(b)........................               325,500       6,672,750

SERVICES (COMPUTER SYSTEMS)--1.1%
Electronic Data Systems Corp............                85,000       4,807,813

TELECOMMUNICATIONS (LONG DISTANCE)--6.1%
MCI WorldCom, Inc.(b)...................               315,000      27,168,750
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $231,568,973)                                     437,396,270
------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $231,568,973)                                     437,396,270(a)
Cash and receivables, less liabilities--1.6%                         7,119,841
                                                                --------------
NET ASSETS--100.0%                                              $  444,516,111
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $205,958,059 and gross depreciation of $3,475,384 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $234,913,595.
(b)  Non-income producing.

26
                       See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $231,568,973)                              $  437,396,270
Cash                                                               7,077,565
Receivables
  Investment securities sold                                       2,862,324
  Fund shares sold                                                   727,425
  Dividends and interest                                             176,341
                                                              --------------
    Total assets                                                 448,239,925
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,123,936
  Fund shares repurchased                                            551,186
  Distribution fee                                                   572,970
  Investment advisory fee                                            279,929
  Administration fee                                                 176,497
Accrued expenses                                                      19,296
                                                              --------------
    Total liabilities                                              3,723,814
                                                              --------------
NET ASSETS                                                    $  444,516,111
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  202,925,959
Undistributed net investment loss                                 (2,569,057)
Accumulated net realized gain                                     38,331,912
Net unrealized appreciation                                      205,827,297
                                                              --------------
NET ASSETS                                                    $  444,516,111
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $271,540,832)                6,259,931
Net asset value per share                                             $43.38
Offering price per share $43.38/(1-4.75%)                             $45.54
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $116,273,308)                2,805,788
Net asset value and offering price per share                          $41.44
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $56,701,971)                 1,368,332
Net asset value and offering price per share                          $41.44

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $    1,015,215
Interest                                                             283,122
                                                              --------------
    Total investment income                                        1,298,337
                                                              --------------
EXPENSES
Investment advisory fee                                            1,673,995
Distribution fee, Class A                                            317,262
Distribution fee, Class B                                            530,644
Distribution fee, Class C                                            261,807
Administration                                                     1,055,545
Professional                                                          20,868
Trustees                                                               7,273
                                                              --------------
    Total expenses                                                 3,867,394
                                                              --------------
NET INVESTMENT LOSS                                               (2,569,057)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   21,283,899
Net change in unrealized appreciation (depreciation) on
  investments                                                     26,747,882
                                                              --------------
NET GAIN ON INVESTMENTS                                           48,031,781
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   45,462,724
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                      27

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  (2,569,057)  $  (2,852,205)
  Net realized gain (loss)                   21,283,899      24,005,577
  Net change in unrealized appreciation
    (depreciation)                           26,747,882      76,678,083
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                45,462,724      97,831,455
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                        --      (3,938,869)
  Net realized gains, Class B                        --      (1,688,560)
  Net realized gains, Class C                        --        (844,698)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                    --      (6,472,127)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (815,488
    and 1,393,163 shares, respectively)      33,397,106      45,389,712
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 94,125 shares, respectively)              --       3,589,938
  Cost of shares repurchased (613,419
    and 1,467,112 shares, respectively)     (25,424,907)    (47,556,423)
                                          -------------   -------------
Total                                         7,972,199       1,423,227
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (386,923
    and 498,534 shares, respectively)        15,291,980      15,592,450
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 40,281 shares, respectively)              --       1,473,476
  Cost of shares repurchased (187,631
    and 341,912 shares, respectively)        (7,413,218)    (10,575,072)
                                          -------------   -------------
Total                                         7,878,762       6,490,854
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (216,965
    and 213,942 shares, respectively)         8,618,837       6,658,822
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 20,953 shares, respectively)              --         766,453
  Cost of shares repurchased (149,482
    and 342,357 shares, respectively)        (5,865,677)    (10,440,823)
                                          -------------   -------------
Total                                         2,753,160      (3,015,548)
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    3,392 shares, respectively)                      --         100,100
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 0 shares, respectively)                   --              --
  Cost of shares repurchased (0 and
    3,392 shares, respectively)                      --        (111,184)
                                          -------------   -------------
Total                                                --         (11,084)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                  18,604,121       4,887,449
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      64,066,845      96,246,777
NET ASSETS
  Beginning of period                       380,449,266     284,202,489
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME
    (LOSS) OF ($2,569,057) AND $0,
    RESPECTIVELY]                         $ 444,516,111   $ 380,449,266
                                          -------------   -------------
                                          -------------   -------------

28                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                     YEAR ENDED DECEMBER 31
                                  6/30/99         -----------------------------------------------------------------------------
                                (UNAUDITED)            1998             1997             1996             1995          1994(5)
Net asset value, beginning of
  period                            $38.80           $29.21           $26.50           $22.18           $17.30           $17.12
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.19)           (0.20)(1)        (0.20)(1)(2)     (0.12)(1)(3)     (0.05)(1)        (0.03)(1)
  Net realized and unrealized
    gain (loss)                       4.77            10.45             5.23             6.00             4.93             0.21
                                ------------      ---------        ---------        ---------        ---------        ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    4.58            10.25             5.03             5.88             4.88             0.18
                                ------------      ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --               --               --               --               --               --
  Dividends from net realized
    gains                               --            (0.66)           (2.32)           (1.56)              --               --
                                ------------      ---------        ---------        ---------        ---------        ---------
      TOTAL DISTRIBUTIONS               --            (0.66)           (2.32)           (1.56)              --               --
                                ------------      ---------        ---------        ---------        ---------        ---------
Change in net asset value             4.58             9.59             2.71             4.32             4.88             0.18
                                ------------      ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD      $43.38           $38.80           $29.21           $26.50           $22.18           $17.30
                                ------------      ---------        ---------        ---------        ---------        ---------
                                ------------      ---------        ---------        ---------        ---------        ---------
Total return(4)                      11.80%(7)        35.13%           19.23%(2)        26.53%(3)        28.21%            1.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $271,541         $235,065         $176,378         $145,469         $122,322         $100,596

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  1.59%(6)         1.60%             1.6%(2)          1.7%(3)          1.9%             1.9%
  Net investment income (loss)       (0.96)%(6)       (0.61)%           (0.7)%(2)        (0.4)%(3)        (0.3)%           (0.2)%
Portfolio turnover                      29%(7)           92%            68.8%            41.9%            26.5%            23.2%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Nifty Fifty Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $42,459. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.20), $(.42) and $(.42), respectively, 19.23%, 18.33% and 18.33%, respectively, 1.6%, 2.4%
     and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.13), $(.31) and $(.31), respectively, 26.48%, 25.55% and 25.55%, respectively, 1.8%, 2.5%
     and 2.5%, respectively, and (0.5)%, (1.3)% and (1.3)%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5)  Inception date for Class B and Class C is January 3, 1994.
(6)  Annualized.
(7)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS B
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                     YEAR ENDED DECEMBER 31
                                  6/30/99         -----------------------------------------------------------------------------
                                (UNAUDITED)            1998             1997             1996             1995          1994(5)
Net asset value, beginning of
  period                            $37.21           $28.24          $25.88          $21.85          $17.17         $17.02
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.32)           (0.43)(1)       (0.42)(1)(2)    (0.30)(1)(3)    (0.21)(1)      (0.14)(1)
  Net realized and unrealized
    gain (loss)                       4.55            10.06            5.10            5.89            4.89           0.29
                                ------------      ---------        --------        --------        --------        -------
      TOTAL FROM INVESTMENT
        OPERATIONS                    4.23             9.63            4.68            5.59            4.68           0.15
                                ------------      ---------        --------        --------        --------        -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --               --              --              --              --             --
  Dividends from net realized
    gains                               --            (0.66)          (2.32)          (1.56)             --             --
                                ------------      ---------        --------        --------        --------        -------
      TOTAL DISTRIBUTIONS               --            (0.66)          (2.32)          (1.56)             --             --
                                ------------      ---------        --------        --------        --------        -------
Change in net asset value             4.23             8.97            2.36            4.03            4.68           0.15
                                ------------      ---------        --------        --------        --------        -------
NET ASSET VALUE, END OF PERIOD      $41.44           $37.21          $28.24          $25.88          $21.85         $17.17
                                ------------      ---------        --------        --------        --------        -------
                                ------------      ---------        --------        --------        --------        -------
Total return(4)                      11.37%(7)        34.14%          18.33%(2)       25.60%(3)       27.26%          0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $116,273          $96,983         $68,051         $47,143         $27,462         $6,722

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.34%(6)         2.35%            2.4%(2)         2.5%(3)         2.6%           2.6%
  Net investment income (loss)       (1.71)%(6)       (1.35)%          (1.4)%(2)       (1.2)%(3)       (1.0)%         (0.9)%
Portfolio turnover                      29%(7)           92%           68.8%           41.9%           26.5%          23.2%

30                     See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                -----------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                     YEAR ENDED DECEMBER 31
                                  6/30/99         -----------------------------------------------------------------------------
                                (UNAUDITED)            1998             1997             1996             1995          1994(5)
Net asset value, beginning of
  period                            $37.21           $28.24           $25.88           $21.85           $17.17           $17.02
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.33)           (0.43)(1)        (0.42)(1)(2)     (0.30)(1)(3)     (0.21)(1)        (0.15)(1)
  Net realized and unrealized
    gain (loss)                       4.56            10.06             5.10             5.89             4.89             0.30
                                ------------      ---------        ---------        ---------        ---------        ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    4.23             9.63             4.68             5.59             4.68             0.15
                                ------------      ---------        ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --               --               --               --               --               --
  Dividends from net realized
    gains                               --            (0.66)           (2.32)           (1.56)              --               --
                                ------------      ---------        ---------        ---------        ---------        ---------
      TOTAL DISTRIBUTIONS               --            (0.66)           (2.32)           (1.56)              --               --
                                ------------      ---------        ---------        ---------        ---------        ---------
Change in net asset value             4.23             8.97             2.36             4.03             4.68             0.15
                                ------------      ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE, END OF PERIOD      $41.44           $37.21           $28.24           $25.88           $21.85           $17.17
                                ------------      ---------        ---------        ---------        ---------        ---------
                                ------------      ---------        ---------        ---------        ---------        ---------
Total return(4)                      11.37%(7)        34.14%           18.33%(2)        25.60%(3)        27.26%            0.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $56,702          $48,401          $39,773          $26,092          $15,105           $4,283

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.34%(6)         2.35%             2.4%(2)          2.5%(3)          2.6%             2.6%
  Net investment income (loss)       (1.71)%(6)       (1.35)%           (1.4)%(2)        (1.2)%(3)        (1.0)%           (0.9)%
Portfolio turnover                      29%(7)           92%            68.8%            41.9%            26.5%            23.2%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Nifty Fifty Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $42,459. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.20), $(.42) and $(.42), respectively, 19.23%, 18.33% and 18.33%, respectively, 1.6%, 2.4%
     and 2.4%, respectively, and (0.7)%, (1.5)% and (1.5)%, respectively.
(3) These amounts reflect the impact of a waiver of administration fees of $70,000. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.13), $(.31) and $(.31), respectively, 26.48%, 25.55% and 25.55%, respectively, 1.8%, 2.5%
     and 2.5%, respectively, and (0.5)%, (1.3)% and (1.3)%, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge.
(5)  Inception date for Class B and Class C is January 3, 1994.
(6)  Annualized.
(7)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------

COMMON STOCKS--89.6%
AIR FREIGHT--0.9%
Expeditors International of Washington,
Inc.....................................                40,000   $   1,090,000

BIOTECHNOLOGY--1.3%
Biomatrix, Inc.(b)......................                40,000         865,000
Coulter Pharmaceutical, Inc.(b).........                30,000         676,875
Trimeris, Inc.(b).......................                 5,300          76,850
                                                                 -------------
                                                                     1,618,725
                                                                 -------------

COMMUNICATIONS EQUIPMENT--2.7%
Advanced Fibre Communications,
Inc.(b).................................                85,000       1,328,125
Ditech Communications Corp.(b)..........                30,000         600,000
Ortel Corp.(b)..........................               125,000       1,328,125
                                                                 -------------
                                                                     3,256,250
                                                                 -------------

COMPUTERS (NETWORKING)--0.6%
Juniper Networks, Inc.(b)...............                 5,000         745,000

COMPUTERS (SOFTWARE & SERVICES)--14.9%
Abacus Direct Corp.(b)..................                35,000       3,202,500
Broadcast.com, Inc.(b)..................                11,300       1,509,256
Concentric Network Corp.(b).............                44,000       1,749,000
CyberSource Corp.(b)....................                40,000         590,000
Inktomi Corp.(b)........................                 4,000         522,250
International Network Services(b).......                20,000         807,500
Legato Systems, Inc.(b).................                30,000       1,732,500
Network Solutions, Inc.(b)..............                23,000       1,819,875
New Era of Networks, Inc.(b)............                38,000       1,669,625
Peregrine Systems, Inc.(b)..............                95,000       2,440,312
Sapient Corp.(b)........................                23,000       1,302,375
Verio, Inc.(b)..........................                12,500         868,750
                                                                 -------------
                                                                    18,213,943
                                                                 -------------

CONSUMER FINANCE--5.0%
Metris Companies, Inc...................               150,000       6,112,500
DISTRIBUTORS (FOOD & HEALTH)--2.6%
Schein (Henry), Inc.(b).................                70,000       2,218,125
Smart & Final, Inc......................                96,500       1,013,250
                                                                 -------------
                                                                     3,231,375
                                                                 -------------
ELECTRICAL EQUIPMENT--3.0%
Advanced Energy Industries, Inc.(b).....                50,000       2,028,125

                                                      SHARES         VALUE
                                                     ---------   -------------
ELECTRICAL EQUIPMENT--CONTINUED
Flextronics International Ltd.(b).......                30,000   $   1,665,000
                                                                 -------------
                                                                     3,693,125
                                                                 -------------

ELECTRONICS (INSTRUMENTATION)--0.6%
Meade Instruments Corp.(b)..............                40,000         690,000

ELECTRONICS (SEMICONDUCTORS)--9.8%
Applied Micro Circuits Corp.(b).........                37,800       3,109,050
Conexant Systems, Inc.(b)...............                43,000       2,496,687
Maker Communications, Inc.(b)...........                 8,000         248,000
Micrel, Inc.(b).........................                38,000       2,812,000
Vitesse Semiconductor Corp.(b)..........                50,000       3,371,875
                                                                 -------------
                                                                    12,037,612
                                                                 -------------

EQUIPMENT (SEMICONDUCTOR)--1.5%
Cymer, Inc.(b)..........................                73,000       1,825,000

FINANCIAL (DIVERSIFIED)--1.2%
Federal Agricultural Mortgage Corp.
Class C(b)..............................                21,000       1,441,125

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.8%
Championship Auto Racing Teams,
Inc.(b).................................                74,000       2,215,375

HEALTH CARE (DIVERSIFIED)--0.1%
United Therapeutics Corp.(b)............                10,500         124,688

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.6%
Inhale Therapeutic Systems, Inc.(b).....                30,000         714,375

HEALTH CARE (GENERIC AND OTHER)--1.1%
Sepracor, Inc.(b).......................                16,000       1,300,000

HEALTH CARE (HOSPITAL MANAGEMENT)--1.5%
Health Management Associates, Inc. Class
A(b)....................................               166,500       1,873,125

HEALTH CARE (SPECIALIZED SERVICES)--1.8%
ALZA Corp.(b)...........................                30,000       1,526,250
Omnicare, Inc...........................                55,000         694,375
                                                                 -------------
                                                                     2,220,625
                                                                 -------------

INVESTMENT BANKING/BROKERAGE--2.1%
Ameritrade Holding Corp. Class A(b).....                12,000       1,272,000
Investment Technology Group, Inc........                20,000         647,500
Jefferies Group, Inc....................                20,000         600,000
                                                                 -------------
                                                                     2,519,500
                                                                 -------------

32                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
INVESTMENT MANAGEMENT--1.4%
Gabelli Asset Management, Inc. Class
A(b)....................................               110,000   $   1,739,375

OIL & GAS (EXPLORATION & PRODUCTION)--2.6%
Pinnacle Oil International, Inc.(b).....               224,500       3,157,031
RAILROADS--2.0%
Kansas City Southern Industries, Inc....                38,000       2,424,875
RESTAURANTS--2.3%
Cheesecake Factory, Inc. (The)(b).......                93,000       2,836,500
RETAIL (BUILDING SUPPLIES)--2.1%
Fastenal Co.............................                50,000       2,621,875
RETAIL (DISCOUNTERS)--2.5%
99 Cents Only Stores(b).................                62,500       3,121,094

RETAIL (FOOD CHAINS)--3.9%
Whole Foods Market, Inc.(b).............               100,000       4,806,250

RETAIL (SPECIALTY)--10.9%
Claire's Stores, Inc....................               170,000       4,356,250
Cost Plus, Inc.(b)......................               101,850       4,634,175
Lithia Motors, Inc. Class A(b)..........                55,000       1,127,500
Restoration Hardware, Inc.(b)...........               113,000       1,511,375
Sonic Automotive, Inc.(b)...............               124,500       1,711,875
                                                                 -------------
                                                                    13,341,175
                                                                 -------------

SERVICES (COMMERCIAL & CONSUMER)--4.7%
Corporate Executive Board Co.
(The)(b)................................                42,000       1,493,625
MIPS Technologies, Inc. Class A.........                47,800       2,291,413
NCO Group, Inc.(b)......................                53,000       2,014,000
                                                                 -------------
                                                                     5,799,038
                                                                 -------------

                                                      SHARES         VALUE
                                                     ---------   -------------

SERVICES (COMPUTER SYSTEMS)--1.8%
Whittman-Hart, Inc.(b)..................                68,000   $   2,159,000

TELECOMMUNICATIONS (LONG DISTANCE)--1.8%
Network Plus Corp.(b)...................                40,000         835,000
WinStar Communications, Inc.(b).........                28,000       1,365,000
                                                                 -------------
                                                                     2,200,000
                                                                 -------------

TEXTILES (APPAREL)--0.5%
bebe Stores, Inc........................                17,500         595,000
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $79,358,968)                                      109,723,556
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.6%

COMMUNICATIONS EQUIPMENT--0.8%
Research in Motion Ltd. (Canada)(b).....                50,000         998,277

COMPUTERS (SOFTWARE & SERVICES)--1.1%
Fundtech Ltd. (Israel)(b)...............                50,000       1,296,875

OIL & GAS (EXPLORATION & PRODUCTION)--1.7%
Encal Energy Ltd. (Canada)(b)...........               430,000       2,106,348
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,829,800)                                         4,401,500
------------------------------------------------------------------------------

TOTAL INVESTMENTS--93.2%
(IDENTIFIED COST $83,188,768)                                      114,125,056(a)
Cash and receivables, less liabilities--6.8%                         8,286,154
                                                                --------------
NET ASSETS--100.0%                                              $  122,411,210
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,202,450 and gross depreciation of $4,609,854 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $83,532,460.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $83,188,768)                               $  114,125,056
Cash                                                               8,390,021
Receivables
  Investment securities sold                                         929,181
  Fund shares sold                                                   309,965
  Dividends and interest                                              39,673
                                                              --------------
    Total assets                                                 123,793,896
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    769,675
  Fund shares repurchased                                            294,710
  Distribution fee                                                   161,263
  Investment advisory fee                                             84,149
  Administration fee                                                  50,514
  Trustees' fee                                                        4,035
Accrued expenses                                                      18,340
                                                              --------------
    Total liabilities                                              1,382,686
                                                              --------------
NET ASSETS                                                    $  122,411,210
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  103,168,085
Undistributed net investment loss                                   (907,499)
Accumulated net realized loss                                    (10,785,664)
Net unrealized appreciation                                       30,936,288
                                                              --------------
NET ASSETS                                                    $  122,411,210
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $67,041,655)                 2,638,673
Net asset value per share                                             $25.41
Offering price per share $25.41/(1-4.75%)                             $26.68
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $37,132,512)                 1,493,994
Net asset value and offering price per share                          $24.85
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,237,043)                   734,304
Net asset value and offering price per share                          $24.84

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      147,465
Dividends                                                             30,486
                                                              --------------
    Total investment income                                          177,951
                                                              --------------
EXPENSES
Investment advisory fee                                              493,922
Distribution fee, Class A                                             71,559
Distribution fee, Class B                                            158,482
Distribution fee, Class C                                             76,222
Administration                                                       285,265
Professional                                                          13,518
Trustees                                                               7,273
                                                              --------------
    Total expenses                                                 1,106,241
    Less expenses borne by investment adviser                        (20,791)
                                                              --------------
    Net expenses                                                   1,085,450
                                                              --------------
NET INVESTMENT LOSS                                                 (907,499)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      230,593
Net realized loss on foreign currency transactions                    (1,903)
Net change in unrealized appreciation (depreciation)
  on investments                                                   7,493,433
                                                              --------------
NET GAIN ON INVESTMENTS                                            7,722,123
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATION                                                   $    6,814,624
                                                              --------------
                                                              --------------

34                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   (907,499)   $ (1,330,768)
  Net realized gain (loss)                     228,690     (10,303,702)
  Net change in unrealized appreciation
     (depreciation)                          7,493,433      22,375,638
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               6,814,624      10,741,168
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  In excess of accumulated net realized
     gains, Class A                                 --         (48,557)
  In excess of accumulated net realized
     gains, Class B                                 --         (28,857)
  In excess of accumulated net realized
     gains, Class C                                 --         (13,819)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                  --         (91,233)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (996,674
    and 1,832,747 shares, respectively)     22,851,935      39,721,245
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 2,097 shares, respectively)              --          46,145
  Cost of shares repurchased (608,329
    and 901,103 shares, respectively)      (13,768,084)    (19,287,058)
                                          -------------   -------------
Total                                        9,083,851      20,480,332
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (339,390
    and 776,437 shares, respectively)        7,535,288      16,692,888
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,267 shares, respectively)              --          27,357
  Cost of shares repurchased (183,260
    and 268,731 shares, respectively)       (4,059,384)     (5,454,844)
                                          -------------   -------------
Total                                        3,475,904      11,265,401
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (211,146
    and 389,879 shares, respectively)        4,692,748       8,174,670
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 580 shares, respectively)                --          12,526
  Cost of shares repurchased (112,703
    and 141,833 shares, respectively)       (2,496,464)     (2,899,692)
                                          -------------   -------------
Total                                        2,196,284       5,287,504
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    5,260 shares, respectively)                     --         110,536
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 0 shares, respectively)                  --              --
  Cost of shares repurchased (0 and
    5,260 shares, respectively)                     --        (102,183)
                                          -------------   -------------
Total                                               --           8,353
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 14,756,039      37,041,590
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     21,570,663      47,691,525
NET ASSETS
  Beginning of period                      100,840,547      53,149,022
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($907,499) AND $0, RESPECTIVELY]      $122,411,210    $100,840,547
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      35

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                        ----------------------------------------------------------------------------------------------------
                        SIX MONTHS                                                                                INCEPTION
                          ENDED                                YEAR ENDED DECEMBER 31                              10/10/94
                         6/30/99          ----------------------------------------------------------------         THROUGH
                        (UNAUDITED)             1998              1997              1996              1995         12/31/94
Net asset value,
  beginning of period   $    24.08        $    21.09        $    18.39        $    14.90        $    12.07        $    10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment
    income (loss)            (0.16)(1)(7)      (0.30)(1)(7)      (0.31)(1)(2)      (0.12)(1)(3)       0.22(1)(3)        0.07(1)(3)
  Net realized and
    unrealized gain
    (loss)                    1.49              3.31              5.07              7.45              2.87              2.00
                             -----             -----             -----             -----             -----             -----
      TOTAL FROM
        INVESTMENT
        OPERATIONS            1.33              3.01              4.76              7.33              3.09              2.07
                             -----             -----             -----             -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income           --                --                --             (0.28)            (0.08)               --
  Dividends from net
    realized gains              --                --             (2.06)            (3.56)            (0.18)               --
  In excess of
    accumulated net
    realized gains              --             (0.02)               --                --                --                --
                             -----             -----             -----             -----             -----             -----
      TOTAL
        DISTRIBUTIONS           --             (0.02)            (2.06)            (3.84)            (0.26)               --
                             -----             -----             -----             -----             -----             -----
Change in net asset
  value                       1.33              2.99              2.70              3.49              2.83              2.07
                             -----             -----             -----             -----             -----             -----
NET ASSET VALUE, END
  OF PERIOD             $    25.41        $    24.08        $    21.09        $    18.39        $    14.90        $    12.07
                             -----             -----             -----             -----             -----             -----
                             -----             -----             -----             -----             -----             -----
Total return(4)               5.52%(8)         14.29%            26.41%(2)         52.37%(3)         25.68%(3)         20.70%(3)
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (thousands)       $67,042           $54,187           $27,771            $7,859            $1,742              $121
RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses          1.75%(5)          1.78%             1.80%(2)          1.10%(3)            --%(3)            --%(5)
  Net investment
    income (loss)            (1.41)%(5)        (1.39)%           (1.40)%(2)        (0.70)%(3)         1.50%(3)          2.60%(5)
Portfolio turnover              67%(8)           147%            313.5%            297.1%            121.4%            157.9%

36                     See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            CLASS B
                                ----------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                       YEAR ENDED DECEMBER 31
                                 6/30/99          ----------------------------------------------
                                (UNAUDITED)             1998              1997              1996
Net asset value, beginning of
  period                        $    23.64        $    20.87        $    18.35        $    16.44(6)
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.24)(1)(7)      (0.45)(1)(7)      (0.46)(1)(2)      (0.32)(1)
  Net realized and unrealized
    gain (loss)                       1.45              3.24              5.04              2.43
                                     -----             -----             -----             -----
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.21              2.79              4.58              2.11
                                     -----             -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --                --                --                --
  Dividends from net realized
    gains                               --                --             (2.06)            (0.20)
  In excess of accumulated net
    realized gains                      --             (0.02)               --                --
                                     -----             -----             -----             -----
      TOTAL DISTRIBUTIONS               --             (0.02)            (2.06)            (0.20)
                                     -----             -----             -----             -----
Change in net asset value             1.21              2.77              2.52              1.91
                                     -----             -----             -----             -----
NET ASSET VALUE, END OF PERIOD  $    24.85        $    23.64        $    20.87        $    18.35
                                     -----             -----             -----             -----
                                     -----             -----             -----             -----
Total return(4)                       5.12%(8)         13.39%            25.49%(2)         12.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $37,133           $31,631           $17,298            $1,480
RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.49%(5)          2.53%             2.60%(2)          2.60%(5)
  Net investment income (loss)       (2.16)%(5)        (2.14)%           (2.10)%(2)        (2.20)%(5)
Portfolio turnover                      67%(8)           147%            313.5%            297.1%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Small & Mid-Cap Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $1,128. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.31), $(.46) and $(.47), respectively, 26.41%, 25.49% and 25.49%, respectively, and 1.8%,
     2.6% and 2.6%, respectively, and (1.4)%, (2.1)% and (2.1)%, respectively.
(3) These amounts reflect the impact of a waiver of Manager fees of $18,499, $13,443, and $585 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $6,654 during 1994. Had the waivers and reimbursement not been made, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1994) and the ratios of expenses and net investment income (loss) to average net assets (annualized for the period ended December 31, 1994) would have been $(.25), 51.35%, 1.9% and (1.4)%, respectively, $(.11), 23.40%, 2.3% and (0.8)%, respectively, and $(.01),
     15.10%, 22.1% (2.3% if only normal and recurring expenses are taken into account) and (0.4)%, respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge. Total return for the periods ended December 31, 1996 (Class B and Class C only) and December 31, 1994 have not been annualized.
(5)  Annualized.
(6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.
(7) Includes reimbursement of operating expenses by investment adviser of less than $0.01 and $0.01, respectively.
(8)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            CLASS C
                                ----------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                       YEAR ENDED DECEMBER 31
                                 6/30/99          ----------------------------------------------
                                (UNAUDITED)             1998              1997              1996
Net asset value, beginning of
  period                        $    23.63        $    20.87        $    18.35        $    17.99(6)
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)       (0.24)(1)(7)      (0.45)(1)(7)      (0.47)(1)(2)      (0.29)(1)
  Net realized and unrealized
    gain (loss)                       1.45              3.23              5.05              0.85
                                     -----             -----             -----             -----
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.21              2.78              4.58              0.56
                                     -----             -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income                   --                --                --                --
  Dividends from net realized
    gains                               --                --             (2.06)            (0.20)
  In excess of accumulated net
    realized gains                      --             (0.02)               --                --
                                     -----             -----             -----             -----
      TOTAL DISTRIBUTIONS               --             (0.02)            (2.06)            (0.20)
                                     -----             -----             -----             -----
Change in net asset value             1.21              2.76              2.52              0.36
                                     -----             -----             -----             -----
NET ASSET VALUE, END OF PERIOD  $    24.84        $    23.63        $    20.87        $    18.35
                                     -----             -----             -----             -----
                                     -----             -----             -----             -----
Total return(4)                       5.12%(8)         13.34%            25.49%(2)          3.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                      $18,237           $15,023            $8,080               $54

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                  2.49%(5)          2.53%             2.60%(2)          2.60%(5)
  Net investment income (loss)       (2.16)%(5)        (2.14)%           (2.10)%(2)        (2.20)%(5)
Portfolio turnover                      67%(8)           147%            313.5%            297.1%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Small & Mid-Cap Growth Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $1,128. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $(.31), $(.46) and $(.47), respectively, 26.41%, 25.49% and 25.49%, respectively, and 1.8%,
     2.6% and 2.6%, respectively, and (1.4)%, (2.1)% and (2.1)%, respectively.
(3) These amounts reflect the impact of a waiver of Manager fees of $18,499, $13,443, and $585 for the periods ended December 31, 1996, 1995 and 1994, respectively, and the Manager's reimbursement for income taxes of $6,654 during 1994. Had the waivers and reimbursement not been made, net investment income (loss) per share, total return (not annualized for the period ended December 31, 1994) and the ratios of expenses and net investment income (loss) to average net assets (annualized for the period ended December 31, 1994) would have been $(.25), 51.35%, 1.9% and (1.4)%, respectively, $(.11), 23.40%, 2.3% and (0.8)%, respectively, and $(.01),
     15.10%, 22.1% (2.3% if only normal and recurring expenses are taken into account) and (0.4)%, respectively, for the periods ended December 31, 1996, 1995 and 1994, respectively.
(4) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge. Total return for the periods ended December 31, 1996 (Class B and Class C only) and December 31, 1994 have not been annualized.
(5)  Annualized.
(6) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, September 18, 1996 and October 8, 1996, respectively.
(7) Includes reimbursement of operating expenses by investment adviser of less than $0.01 and $0.01, respectively.
(8)  Not annualized.

38
                       See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES       VALUE
                                                     --------   ------------

COMMON STOCKS--99.6%

AEROSPACE/DEFENSE--4.3%
Goodrich (B.F.) Co. (The)...............               34,700   $  1,474,750

AUTO PARTS & EQUIPMENT--12.2%
Dana Corp...............................               27,400      1,262,112
Genuine Parts Co........................               40,500      1,417,500
TRW, Inc................................               26,800      1,470,650
                                                                ------------
                                                                   4,150,262
                                                                ------------
AUTOMOBILES--3.8%
Ford Motor Co...........................               23,100      1,303,706

CHEMICALS (DIVERSIFIED)--4.1%
PPG Industries, Inc.....................               23,800      1,405,688
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--4.2%
American Greetings Corp.................               48,000      1,446,000

CONTAINERS & PACKAGING (PAPER)--4.2%
Bemis Co., Inc..........................               36,000      1,431,000

DISTRIBUTORS (FOOD & HEALTH)--4.5%
SUPERVALU, Inc..........................               59,200      1,520,700

ENGINEERING & CONSTRUCTION--4.3%
Fluor Corp..............................               35,800      1,449,900

FOODS--3.8%
ConAgra, Inc............................               48,400      1,288,650
HEALTH CARE (DIVERSIFIED)--4.5%
Mallinckrodt, Inc.......................               42,000      1,527,750

HOMEBUILDING--3.8%
Fleetwood Enterprises, Inc..............               48,600      1,284,863
HOUSEHOLD FURNISHINGS & APPLIANCES--4.3%
Whirlpool Corp..........................               19,900      1,472,600

                                                      SHARES       VALUE
                                                     --------   ------------

IRON & STEEL--3.5%
USX-U. S. Steel Group...................               44,000   $  1,188,000

LEISURE TIME (PRODUCTS)--4.7%
Brunswick Corp..........................               57,200      1,594,450

MACHINERY (DIVERSIFIED)--10.8%
Cooper Industries, Inc..................               24,900      1,294,800
Milacron, Inc...........................               62,400      1,154,400
Timken Co. (The)........................               64,000      1,248,000
                                                                ------------
                                                                   3,697,200
                                                                ------------

MANUFACTURING (DIVERSIFIED)--7.5%
Eaton Corp..............................               14,700      1,352,400
National Service Industries, Inc........               33,400      1,202,400
                                                                ------------
                                                                   2,554,800
                                                                ------------

OIL & GAS (REFINING & MARKETING)--3.6%
Sunoco, Inc.............................               40,700      1,228,631

PHOTOGRAPHY/IMAGING--3.6%
Eastman Kodak Co........................               17,900      1,212,725

SPECIALTY PRINTING--4.1%
Donnelley (R.R.) & Sons Co..............               37,400      1,386,138

TRUCKS & PARTS--3.8%
PACCAR, Inc.............................               24,600      1,313,025
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $30,014,263)                                     33,930,838
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $30,014,263)                                      33,930,838(a)
Cash and receivables, less liabilities--0.4%                          146,976
                                                                -------------
NET ASSETS--100.0%                                              $  34,077,814
                                                                -------------
                                                                -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,852,618 and gross depreciation of $938,449 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $30,016,669.

                       See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $30,014,263)                               $   33,930,838
Cash                                                                 219,246
Receivables
  Dividends and interest                                              53,255
  Fund shares sold                                                    33,732
                                                              --------------
    Total assets                                                  34,237,071
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             48,251
  Distribution fee                                                    50,411
  Investment advisory fee                                             21,998
  Administration fee                                                  16,727
  Trustees' fee                                                        4,451
Accrued expenses                                                      17,419
                                                              --------------
    Total liabilities                                                159,257
                                                              --------------
NET ASSETS                                                    $   34,077,814
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   28,113,578
Undistributed net investment income                                   48,830
Accumulated net realized gain                                      1,998,831
Net unrealized appreciation                                        3,916,575
                                                              --------------
NET ASSETS                                                    $   34,077,814
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $17,657,950)                 1,306,669
Net asset value per share                                             $13.51
Offering price per share $13.51/(1-4.75%)                             $14.18

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,372,694)                   846,716
Net asset value and offering price per share                          $13.43

CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,047,170)                    376,011
Net asset value and offering price per share                          $13.42

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      457,979
Interest                                                               4,971
                                                              --------------
    Total investment income                                          462,950
                                                              --------------
EXPENSES
Investment advisory fee                                              149,469
Distribution fee, Class A                                             21,613
Distribution fee, Class B                                             52,755
Distribution fee, Class C                                             26,774
Administration                                                        99,588
Professional                                                          12,079
Trustees                                                               7,274
                                                              --------------
    Total expenses                                                   369,552
    Less expenses borne by investment adviser                        (19,353)
                                                              --------------
    Net expenses                                                     350,199
                                                              --------------
NET INVESTMENT INCOME                                                112,751
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    1,634,918
Net change in unrealized appreciation (depreciation) on
  investments                                                      3,140,231
                                                              --------------
NET GAIN ON INVESTMENTS                                            4,775,149
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    4,887,900
                                                              --------------
                                                              --------------

40                     See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/99       Year Ended
                                          (Unaudited)      12/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $   112,751    $   334,618
  Net realized gain (loss)                  1,634,918      2,097,474
  Net change in unrealized appreciation
     (depreciation)                         3,140,231       (352,262)
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS              4,887,900      2,079,830
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (64,852)      (211,860)
  Net investment income, Class B              (21,120)       (57,698)
  Net investment income, Class C               (8,419)       (35,805)
  Net investment income, Class M                   --           (335)
  Net realized gains, Class A                      --       (869,860)
  Net realized gains, Class B                      --       (538,067)
  Net realized gains, Class C                      --       (327,380)
                                          ------------   ------------

  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (94,391)    (2,041,005)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (89,977
    and 447,148 shares, respectively)       1,116,269      5,386,173
  Net asset value of shares issued from
    reinvestment of distributions
    (4,190 and 92,048 shares,
    respectively)                              56,730      1,040,977
  Cost of shares repurchased (341,687
    and 673,296 shares, respectively)      (4,198,648)    (7,993,719)
                                          ------------   ------------
Total                                      (3,025,649)    (1,566,569)
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (64,104
    and 297,032 shares, respectively)         796,616      3,568,146
  Net asset value of shares issued from
    reinvestment of distributions
    (970 and 39,114 shares,
    respectively)                              13,052        439,118
  Cost of shares repurchased (165,749
    and 151,755 shares, respectively)      (1,938,102)    (1,790,599)
                                          ------------   ------------
Total                                      (1,128,434)     2,216,665
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (29,736
    and 249,615 shares, respectively)         384,879      2,992,809
  Net asset value of shares issued from
    reinvestment of distributions
    (250 and 30,269 shares,
    respectively)                               3,360        339,363
  Cost of shares repurchased (227,540
    and 130,943 shares, respectively)      (2,662,307)    (1,510,855)
                                          ------------   ------------
Total                                      (2,274,068)     1,821,317
                                          ------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    20,926 shares, respectively)                   --        256,291
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 28 shares, respectively)                --            335
  Cost of shares repurchased (0 and
    20,954 shares, respectively)                   --       (263,766)
                                          ------------   ------------
Total                                              --         (7,140)
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                (6,428,151)     2,464,273
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (1,634,642)     2,503,098
NET ASSETS
  Beginning of period                      35,712,456     33,209,358
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $48,830 AND $30,470, RESPECTIVELY]    $34,077,814    $35,712,456
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                      41

Phoenix-Engemann Value 25 Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                              CLASS A
                                  ---------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED          YEAR ENDED DECEMBER 31,            INCEPTION
                                   6/30/99       ----------------------------        12/17/96 TO
                                  (UNAUDITED)          1998              1997          12/31/96
Net asset value, beginning of
  period                          $    11.64     $    11.56        $    10.11        $      10.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)          0.07(6)        0.15(1)(6)        0.17(1)(2)            --(1)
  Net realized and unrealized
    gain (loss)                         1.85           0.66              1.95                0.11
                                       -----          -----             -----               -----
      TOTAL FROM INVESTMENT
        OPERATIONS                      1.92           0.81              2.12                0.11
                                       -----          -----             -----               -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income                  (0.05)         (0.14)            (0.12)                 --
  Dividends from net realized
    gains                                 --          (0.59)            (0.55)                 --
                                       -----          -----             -----               -----
      TOTAL DISTRIBUTIONS              (0.05)         (0.73)            (0.67)                 --
                                       -----          -----             -----               -----
Change in net asset value               1.87           0.08              1.45                0.11
                                       -----          -----             -----               -----
NET ASSET VALUE, END OF PERIOD    $    13.51     $    11.64        $    11.56        $      10.11
                                       -----          -----             -----               -----
                                       -----          -----             -----               -----
Total return(3)                        16.49%(7)       7.23%            21.10%(2)            1.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $17,658        $18,090           $19,518                $482

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                    1.75%(4)       1.75%             1.80%(2)            1.70%(4)
  Net investment income (loss)          1.03%(4)       1.25%             1.40%(2)            1.80%(4)
Portfolio turnover                        91%(7)        135%             87.7%                 --%

42                     See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS B
                                            ----------------------------------------------
                                            SIX MONTHS
                                              ENDED             YEAR ENDED DECEMBER 31,
                                             6/30/99          ----------------------------
                                            (UNAUDITED)             1998              1997
Net asset value, beginning of period        $    11.59        $    11.53        $    10.39(5)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.02(6)           0.06(1)(6)        0.08(1)(2)
  Net realized and unrealized gain
    (loss)                                        1.85              0.65              1.67
                                                 -----             -----             -----
      TOTAL FROM INVESTMENT OPERATIONS            1.87              0.71              1.75
                                                 -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.03)            (0.06)            (0.06)
  Dividends from net realized gains                 --             (0.59)            (0.55)
                                                 -----             -----             -----
      TOTAL DISTRIBUTIONS                        (0.03)            (0.65)            (0.61)
                                                 -----             -----             -----
Change in net asset value                         1.84              0.06              1.14
                                                 -----             -----             -----
NET ASSET VALUE, END OF PERIOD              $    13.43        $    11.59        $    11.53
                                                 -----             -----             -----
                                                 -----             -----             -----
Total return(3)                                  16.09%(7)          6.41%            16.97%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $11,373           $10,981            $8,799

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.50%(4)          2.50%             2.60%(2)
  Net investment income (loss)                    0.29%(4)          0.54%             0.70%(2)
Portfolio turnover                                  91%(7)           135%             87.7%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Value 25 Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $789. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $.17, $.08 and $.08, respectively, 21.10%, 16.97% and 17.01%, respectively, 1.8%, 2.6% and 2.6%, respectively, and 1.4%, 0.7% and 0.8%, respectively.
(3) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge. Total return for the period from inception (December 17, 1996) through December 31, 1996 has not been annualized.
(4)  Annualized.
(5) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, January 9, 1997.
(6) Includes reimbursement of operating expenses by investment adviser of $0.01.
(7)  Not annualized.

                       See Notes to Financial Statements

Phoenix-Engemann Value 25 Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS C
                                            ----------------------------------------------
                                            SIX MONTHS
                                              ENDED             YEAR ENDED DECEMBER 31,
                                             6/30/99          ----------------------------
                                            (UNAUDITED)             1998              1997
Net asset value, beginning of period        $    11.58        $    11.52        $    10.39(5)
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.02(6)           0.06(1)(6)        0.09(1)(2)
  Net realized and unrealized gain
    (loss)                                        1.84              0.65              1.66
                                                 -----             -----             -----
      TOTAL FROM INVESTMENT OPERATIONS            1.86              0.71              1.75
                                                 -----             -----             -----
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.02)            (0.06)            (0.07)
  Dividends from net realized gains                 --             (0.59)            (0.55)
                                                 -----             -----             -----
      TOTAL DISTRIBUTIONS                        (0.02)            (0.65)            (0.62)
                                                 -----             -----             -----
Change in net asset value                         1.84              0.06              1.13
                                                 -----             -----             -----
NET ASSET VALUE, END OF PERIOD              $    13.42        $    11.58        $    11.52
                                                 -----             -----             -----
                                                 -----             -----             -----
Total return(3)                                  16.08%(7)          6.42%            17.01%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $5,047            $6,642            $4,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              2.50%(4)          2.50%             2.60%(2)
  Net investment income (loss)                    0.32%(4)          0.52%             0.80%(2)
Portfolio turnover                                  91%(7)           135%             87.7%

     The table above provides condensed information concerning income and capital changes for one share of the Phoenix-Engemann Value 25 Fund. Such information is based on the Fund's audited financial statements for the years presented.
(1)  Computed using average shares outstanding.
(2) These amounts reflect the impact of a waiver of administration fees of $789. Absent the waiver, net investment loss per share, total return and the ratios of expenses and net investment loss to average net assets for Class A, Class B and Class C shares would have been $.17, $.08 and $.08, respectively, 21.10%, 16.97% and 17.01%, respectively, 1.8%, 2.6% and 2.6%, respectively, and 1.4%, 0.7% and 0.8%, respectively.
(3) Total return measures the change in the value of an investment during each of the years presented and does not include the impact of paying any applicable front- end or contingent deferred sales charge. Total return for the period from inception (December 17, 1996) through December 31, 1996 has not been annualized.
(4)  Annualized.
(5) The beginning net asset value per share of Class B and Class C shares equals the net asset value per share of the Class A shares as of the first day Class B and Class C shares were sold, January 9, 1997.
(6) Includes reimbursement of operating expenses by investment adviser of $0.01.
(7)  Not annualized.

44
                       See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Engemann Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, six Funds are offered for sale: Phoenix-Engemann Balanced Return Fund, Phoenix-Engemann Global Growth Fund, Phoenix-Engemann Growth Fund, Phoenix-Engemann Nifty Fifty Fund, Phoenix-Engemann Small & Mid-Cap Growth Fund and Phoenix-Engemann Value 25 Fund, collectively referred to as the "Funds," are series of The Phoenix-Engemann Funds. Each Fund represents an investment in a separate diversified fund with its own investment objectives. BALANCED RETURN FUND seeks to maximize a total investment return consistent with reasonable risk through a balanced approach. GLOBAL GROWTH FUND seeks to achieve long-term growth of capital by investing in a globally diversified portfolio of equity securities. GROWTH FUND seeks to achieve long-term capital appreciation. NIFTY FIFTY FUND seeks to achieve long-term capital appreciation by investing in approximately 50 different securities. SMALL & MID-CAP GROWTH FUND seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations below $1.5 billion. VALUE 25 FUND seeks to achieve dividend income and long-term growth of capital by investing in equity securities which the Adviser believes offer the best potential for current dividend yield and long-term capital appreciation.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Funds are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  The Global Growth Fund, the Small & Mid-Cap Growth Fund and the Value 25 Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Global Growth Fund, the Small & Mid-Cap Growth Fund and the Value 25 Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  The Global Growth Fund and the Small & Mid-Cap Growth Fund may write covered options or purchase options contracts for purpose of hedging against changes in the market value of the underlying securities or foreign currencies. To a limited extent, the Value 25 Fund may buy and sell options on domestic and foreign securities indices for hedging purposes.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist from the contracts.

  Each Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

J. LOAN AGREEMENTS:

  The Funds may invest in direct debt instruments which are invested in amounts owed by a corporation, governmental, or other borrower to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and lender that is selling the loan agreement. For loans which the Funds are a participant, the Funds may not sell their participation in the loan without the lender's prior consent. When the Funds purchase assignments from lenders it acquires direct rights against the

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. a publicly-traded company 60% owned by Phoenix Home Life Mutual Insurance Company, is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                      First $50     Next $450     Over $500
                                       Million       Million       Million
                                     ------------  ------------  ------------
Balanced Return Fund...............        0.80%         0.70%         0.60%
Global Growth Fund.................        1.10%         1.00%         0.90%
Growth Fund........................        0.90%         0.80%         0.70%
Nifty Fifty Fund...................        0.90%         0.80%         0.70%
Small & Mid-Cap Growth Fund........        1.00%         0.90%         0.80%
Value 25 Fund......................        0.90%         0.80%         0.70%

  The Adviser furnishes advice and recommendations with respect to the Funds' securities portfolios, supervises the Funds' investments, provides Fund accounting and pricing, and provides the Trust's Board of Trustees with periodic and special reports on investment securities, economic conditions and other pertinent subjects. The Manager also performs various administrative and shareholder services for each Fund under separate administration agreements. All normal operating expenses of the Funds, except for fees and expenses associated with investment management services, service fees, distribution fees, Trustees' fees, audit fees and certain legal fees are paid by the Manager pursuant to the administration agreements.

  Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $84,701 for Class A shares and deferred sales charges of $335,586 for Class B shares and $64,794 for Class C shares for the six months ended June 30, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 1999 $1,402,813 was retained by the Distributor, $1,496,684 was paid out to unaffiliated Participants and $24,981 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Administrator of the Funds, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.60% of average daily net assets up to $50 million, 0.50% of average daily net assets of $50 million to $500 million, 0.40% of average daily net assets of $500 million through $625 million, and 0.30% of average daily net assets greater than $625 million: a minimum fee may apply.

  PEPCO has voluntarily agreed to waive, when necessary, a portion of its administration fee so that Other Operating Expenses (operating expenses excluding management fees and 12b-1 fees) do not exceed the following limits:

                            1st $50     Next $450     Next $125     Over $625
                            Million      Million       Million       Million
                           ----------  ------------  ------------  ------------
Balanced Return Fund.....       1.09%        0.60%         0.40%         0.40%
Global Growth Fund.......       0.60%        0.50%         0.40%         0.40%
Growth Fund..............       0.99%        0.50%         0.30%         0.30%
Nifty Fifty Fund.........       0.99%        0.50%         0.30%         0.30%
Small & Mid-Cap Growth
  Fund...................       0.60%        0.50%         0.40%         0.40%
Value 25 Fund............       0.60%        0.50%         0.40%         0.40%

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 1999 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                               Purchases         Sales
                                             --------------  --------------
Balanced Return Fund.......................  $   34,471,978  $   20,673,582
Global Growth Fund.........................       3,887,693       7,998,452
Growth Fund................................     151,691,444     193,942,696
Nifty Fifty Fund...........................     126,507,699     115,156,403
Small & Mid Cap Growth Fund................      74,891,510      67,451,324
Value 25 Fund..............................      30,216,782      36,390,782

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 1999, aggregated $11,493,172 and $0 respectively, for the Balanced Return Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political,

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers, expiring in 2006, which may be used to offset future capital gains.

Global Growth Fund............................  $1,742,859
Small & Mid-Cap Growth Fund...................  10,519,829

6. OTHER

  On February 9, 1999, the Board of Trusteees of Phoenix-Engemann Funds unanimously approved an Agreement and Plan of reorganization relating to the proposed combination of the Phoenix-Aberdeen Worldwide Opportunities Fund and the Phoenix-Engemann Global Growth Fund.

  Pursuant to the Agreement, the Global Growth Fund will transfer substantially all of its assets to the Worldwide Opportunities Fund in exchange for shares of the Worldwide Opportunities Fund and the assumption by the Worldwide Opportunities Fund of certain identified liabilities of the Global Growth Fund. Following the exchange, the Global Growth Fund will distribute the shares of the Worldwide Opportunities Fund to its shareholders pro rata, in liquidation of the Global Growth Fund.

  This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133

TRUSTEES
Roger Engemann
Barry E. McKinley
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, President
Malcolm Axon, Chief Financial Officer
Tina L. Mitchell, Secretary
John S. Tilson, Vice President
Thomas N. Steenburg, General Counsel and
  Vice President

INVESTMENT ADVISERS
Roger Engemann & Associates ("REA")
600 North Rosemead Boulevard
Pasadena, California 91107-2101

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIANS
Union Bank of California
475 Sansome Street
San Francisco, California 94111

State Street Bank and Trust Company
  (Global Growth Fund)
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200





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